United States
Securities And Exchange Commission
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-8061
Diamond Hill Funds
(Exact name of registrant as specified in charter)
325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Address of principal executive offices) (Zip code)
James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Name and address of agent for service)
Registrant’s telephone number, including area code: (614) 255-3333
Date of fiscal year end: 12/31
Date of reporting period: 06/30/11
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

This material must be preceded or accompanied by a current prospectus.

Semi-Annual Report

DIAMOND HILL® funds

June 30, 2011

SMALL CAP FUND

SMALL-MID CAP FUND

LARGE CAP FUND

SELECT FUND

LONG-SHORT FUND

FINANCIAL LONG-SHORT FUND

STRATEGIC INCOME FUND

Not FDIC Insured | May Lose Value | No Bank Guarantee

Invest With Us.

CAUTIONARY STATEMENT
At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.
You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Please read the Prospectus carefully for a discussion of fees, expenses, and risks. Current performance may be lower or higher than that quoted herein. You may obtain a current copy of the Prospectus or more current performance information by calling 1-888-226-5595 or at Diamond Hill’s website (www.diamond-hill.com).

Letter to Shareholders
Dear Fellow Shareholders:
We are pleased to provide this 2011 mid-year update for the Diamond Hill Funds. Since our firm’s inception, we have been very consistent in our long-term investment horizon. We use rolling five-year periods in quarterly increments to estimate the intrinsic value of securities, as well as to measure the results of our portfolio managers. Our long-term investment horizon generally results in lower turnover rates for our strategies and allows us to be disciplined in our assessment of intrinsic value, looking beyond the short-term market moves that are often emotion-based. We believe that our intrinsic value investment philosophy, absolute return focus and lack of benchmark sensitivity add the most value for investors in our strategies over time.
2011 Year-to-Date Market Review
U.S. equity markets rose during the first six months of 2011 with the Russell 1000 and Russell 2000 Indexes increasing 6.37% and 6.21%, respectively. Most of the year-to-date gains were achieved in the first quarter despite turmoil in the Middle East and the devastating earthquake and tsunami on March 11th in Japan. Central bank monetary policies served to absorb some of the fallout from these events. The U.S. Federal Reserve, European Central Bank, and Bank of Japan flooded the markets with money as oil prices surged and the world’s third largest economy, Japan, suffered.
By the second quarter, financial markets were buffeted by rapidly changing investor sentiment. News headlines were dominated by the sovereign debt concerns in Greece and weak U.S. economic data. The continuing political debate over raising the U.S. debt ceiling and the potential impact of a technical default on government obligations created additional uncertainty for financial markets. Reflecting the growing uncertainty, trading volumes declined significantly in the second quarter as investors fled to the sidelines. In addition, the Federal Reserve’s second round of quantitative easing (QE2) ended during the quarter, which some believe will contribute to continued market volatility. There was also a renewed exit of investors from U.S. stock funds. In the first four months of 2011, $18 billion flowed into U.S. stock funds, while $26 billion flowed out during the eight-week period ended June 22, 2011.
Economic and Sector Results
There were encouraging signs of economic recovery early in the year, including a significant decline in the unemployment rate and optimistic forecasts for GDP and earnings per share growth. However, domestic economic growth of approximately 2% in the first half of the year was a significant disappointment and far less than most expected at the beginning of the year. At least some of the disappointment was due to temporary factors such as the economic disruptions following the Japanese earthquake and tsunami in March. However, consumer spending was also a major factor in the weaker than expected economic growth, with consumer confidence remaining low. Housing prices showed a small positive up-tick in the most recent Case-Shiller Home Price report, but continued to be weak overall. Six markets posted new lows in home prices since the peak, and home prices in 19 out of 20 markets declined from a year ago. Despite lower housing prices and low interest rates, many potential home buyers are unable to take advantage of the current environment as banks have tightened lending standards over the past year making it more difficult for home buyers to qualify for a loan. As a result, existing home sales were 15% below last year’s pace and 35% below the 2005 pace.
Year-to-date, the best performing sectors were the healthcare (+14%), energy (+11%), and utilities (+9%) sectors. The energy sector was the best performing sector in the first quarter, reflecting the spike in oil prices in response to the Middle East turmoil. However, as the year progressed, investors increasingly shifted to more defensive, less economically sensitive sectors such as healthcare, utilities, and consumer staples.
Market Outlook
During the last week of June, more positive economic reports pushed the equity markets and interest rates higher, providing some hopeful signs for economic improvement in the second half of 2011. Crude oil prices were down $15 per barrel, and retail gasoline prices were back to levels last seen at the end of 2010. Although still declining in many markets,

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 1

the latest housing reports suggest some stabilization. Additionally, consumer debt service levels continue to decline, and household credit quality has improved. However, the early signs of strength are tenuous at best.
The worldwide economic recovery continues to be led by China and other emerging economies, while the mature economies (such as the U.S. and Europe) continue to require fiscal and monetary stimulus, pulling forward economic activity at the cost of future growth. As a result of China’s strong economic growth, Chinese inflation has steadily increased to over 5%. China has taken numerous steps to slow their economy. If they are not successful in achieving a “soft landing”, there could be meaningful implications for the U.S. economy.
Reflecting our outlook and current market valuations, our portfolios generally continue to be more defensively positioned. We continue to emphasize higher quality companies with strong balance sheets, quality management, and competitive positioning within the industry. As a result of our portfolio positioning, our equity strategies lagged their respective benchmarks during the first quarter of 2011, but benefitted from the flight to higher quality, more defensive stocks in the second quarter. With the exception of our Financial Long-Short Fund, our equity strategy returns trailed benchmark returns year-to-date. The Strategic Income Fund also exceeded its benchmark return during the period.
We continue to believe that equities, in general, appear more attractive than cash or fixed income securities and that large cap stock valuations appear more attractive than small and mid-cap stock valuations. From current levels, our expectation is for slightly below average equity market returns over the next five years.
Capital markets were extremely volatile during the first six months of 2011, but we remain focused on assessing the long-term economics of the businesses in which we invest.

Ric Dillon, CFA	Chris Welch, CFA

Portfolio Manager,	Portfolio Manager,
Co-Chief Investment Officer	Co-Chief Investment Officer
The views expressed are those of the portfolio manager as of June 30, 2011, are subject to change, and may differ from the views of other portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decision.
The Russell 1000 Index is a market capitalization-weighted index measuring performance of the largest 1,000 companies on a market capitalization basis, in the Russell 3000 Index.The Russell 2000 index is a market capitalization-weighted index measuring performance of the smallest 2,000 companies, on a market capitalization basis, in the Russell 3000 Index. Both the Russell 1000 and Russell 2000 Indexes are unmanaged, do not incur fees, and cannot be invested in directly.
Past performance does not guarantee future results.
Investors should consider the investment objectives, risks, and charges and expenses of the Diamond Hill Funds carefully before investing. This and other information about the Funds is in the prospectus, which can be obtained at www.diamond-hill.com. Read the prospectus carefully before you invest. Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. The Diamond Hill Funds are distributed by BHIL Distributors, Inc. (Member FINRA), an affiliated company. Investors may obtain a copy of the current prospectus at 888-226-5595 or www.diamond-hill.com. Like all mutual funds, Diamond Hill Funds are not FDIC insured, may lose value, and have no bank guarantee.

Page 2	Diamond Hill Funds Semi-Annual Report June 30, 2011

Mission Statement, Pledge
and Fundamental Principles

Mission	The mission of Diamond Hill is to serve our clients through a disciplined intrinsic value-based approach to investing, while maintaining a long-term perspective, and aligning our interests with those of our clients.

To successfully pursue our mission, we are:

COMMITTED to the Graham-Buffett investment philosophy, with goals to outperform benchmarks and our peers over 5-year rolling periods and achieve absolute returns sufficient for the risk of the asset class.

DRIVEN by our conviction to create lasting value for clients and shareholders.

MOTIVATED through ownership of Diamond Hill funds and company stock.

Investment Philosophy	At Diamond Hill, the investment philosophy, which is rooted in the teachings of Benjamin Graham and the methods of Warren Buffett, drives the investment process — not the opposite.

Most simply, we invest in a company when its market price is at a discount to our appraisal of the intrinsic value of the business (or at a premium for short positions).

There are four guiding principles to our investment philosophy:

♦ Treat every investment as a partial ownership interest in that company

♦ Always invest with a margin of safety to ensure the protection of capital, as well as return on capital

♦ Possess a long-term investment temperament

♦ Recognize that market price and intrinsic value tend to converge over a reasonable period of time

“Investment is most intelligent when it is most businesslike.”

— BENJAMIN GRAHAM

Pledge	Consistent with our mission & investment philosophy, we pledge the following to all of our clients:

Our investment discipline is to assess the economics of the underlying business, its management, and the price that must be paid to own a piece of it. We seek to concentrate our investments in businesses that are available at prices below intrinsic value (above intrinsic value for short positions) and are managed or controlled by trustworthy and capable people. Benjamin Graham pioneered this discipline during the 1930s and many others have practiced it with great success ever since, most notably Warren Buffett.

We will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.

Our investment team will be comprised of people with integrity, sound experience and education, in combination with a strong work ethic and independence of thought. Especially important is that each possesses the highest level of character, business ethics and professionalism.

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 3

Our employees will enjoy a working environment that supports professional and personal growth, thereby enhancing employee satisfaction, the productivity of the firm and the experience of our clients.

“Invest With Us” means we will invest the capital you entrust to us with the same care that we invest our own capital. To this end, Diamond Hill employees and affiliates are significant investors in the same portfolios in which our clients invest and are collectively the largest shareholders in the Diamond Hill Funds. In addition, all Diamond Hill employees are subject to a Code of Ethics, which states that all personal investments must be made in a Diamond Hill fund, unless approved by our Chief Compliance Officer.

Our fundamental investment principles	Valuation Every share of stock has an intrinsic value that is independent of its current stock market price.
At any point in time, the stock market price may be either higher or lower than intrinsic value.

Over short periods of time, as evidenced by extreme stock market volatility, the stock market price is heavily influenced by the emotions of market participants, which are far more difficult to predict than intrinsic value. While stock market prices may experience extreme fluctuations on a particular day, we believe intrinsic value is far less volatile.

Over sufficiently long periods of time, five years and longer, the stock market price tends to converge with intrinsic value.

Calculating Intrinsic Value Estimate

We believe that we can determine a reasonable approximation of that intrinsic value in some cases.

That value can be determined if we have a reasonable basis for projecting the future cash flows of a business and use an appropriate discount rate.

In estimating intrinsic value, we use an interdisciplinary approach. Not only do we perform financial modeling including discounted cash flow, private market value, and leveraged buyout analyses, we draw from other areas we believe are relevant to our investment decision-making. These include economics, statistics and probability theory, politics, psychology, and consumer behavior.

In short, we do not want to exclude from our thinking anything that can help us forecast future cash flows, our most important as well as most difficult job.

The Diamond Hill investment process continually compares market price to our estimate of intrinsic value, which is updated over time as new information arises.

Suitable Investments

We only invest in a business when the stock market price is lower than our conservative assessment of per share intrinsic value (or higher than our assessment of per share intrinsic value for short positions).

We concentrate our investments in businesses whose per share intrinsic value is likely to grow.

To achieve this, we assess the underlying economics of the businesses in which we invest and the industries and markets in which they participate. We seek to invest in businesses that possess a competitive advantage and significant growth prospects as well as outstanding managers and employees.

Page 4	Diamond Hill Funds Semi-Annual Report June 30, 2011

Every business in which we invest is “handicapped” by its price. While we would prefer to own only great businesses with superior managers, there are very few businesses that satisfy those criteria and additionally are available at attractive prices. As a result, we may invest in less attractive businesses at more than attractive prices. Depending on the price that we pay, our returns from less than ideal businesses may be even better than our returns from ideal businesses.

Risk & Return

We intend to achieve our return from both the closing of the gap between our purchase price and intrinsic value and the growth in per share intrinsic value. For short positions, a growing intrinsic value may shorten the holding period.

We define risk as the permanent loss of capital. We manage risk by investing in companies selling at a discount (premium) to our estimate of intrinsic value, with a full understanding of the fundamental drivers of intrinsic value. In addition, we carefully consider business risks that could impact our estimate on intrinsic value. We regularly monitor and update our estimate of intrinsic value, adjusting for new information. If we are successful in accurately assessing intrinsic value, we will minimize the risk of loss and increase the return potential.

Our fundamental strategic income principles	Yield Our primary goal is to generate a yield greater than the current rate of inflation without bearing undue credit or interest rate risk. However, we cannot guarantee any specific yield.
Approach

A flexible approach allows us to invest in both investment grade and non-investment grade corporate bonds as well as in preferred securities, real estate investment trusts, master limited partnerships, and closed end funds.

We can also invest in securities issued by the U.S. government and its agencies when conditions warrant.

Total Return

We balance our income objective with a focus on total return. Over the next five years, our objective is to earn equity-like returns in the income markets with lower year-to-year volatility and more importantly, a much lower risk of permanent loss of capital.

“You simply have to behave according to what is rational than according to what is fashionable.”

— WARREN BUFFETT

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 5

Diamond Hill Small Cap Fund
Schedule of Investments
June 30, 2011 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 85.2%
Consumer Discretionary — 9.6%
Aaron’s, Inc.◊	435,310	$12,301,861
Callaway Golf Co.◊	731,916	4,552,517
Carter’s, Inc.*◊	137,905	4,241,958
Global Sources Ltd.*	524,661	4,821,635
Hillenbrand, Inc.◊	574,910	13,596,621
K-Swiss, Inc., Class A*◊	766,040	8,143,005
Liquidity Services, Inc.*	155,061	3,660,990
Steiner Leisure Ltd.*◊	501,127	22,891,481
Tenneco, Inc.*◊	227,280	10,016,230

		84,226,298

Consumer Staples — 9.6%
B&G Foods, Inc.◊	247,965	5,113,038
Energizer Holdings, Inc.*	431,250	31,205,250
Flowers Foods, Inc.◊	910,457	20,066,461
Ralcorp Holdings, Inc.*	142,385	12,327,694
Ruddick Corp.◊	190,230	8,282,614
Snyders-Lance, Inc.◊	360,530	7,798,264

		84,793,321

Energy — 13.8%
Berry Petroleum Co., Class A◊	515,645	27,396,219
Carrizo Oil & Gas, Inc.*◊	306,405	12,792,409
Cimarex Energy Co.	241,295	21,697,246
Denbury Resources, Inc.*	638,515	12,770,300
Exterran Holdings, Inc.*◊	428,843	8,503,957
Forest Oil Corp.*	303,235	8,099,407
Southwestern Energy Co.*	208,230	8,928,902
Whiting Petroleum Corp.*	375,300	21,358,323

		121,546,763

Financials — 23.8%
Alleghany Corp.*	40,532	13,501,615
Arch Capital Group Ltd.*◊	409,905	13,084,168
Assurant, Inc.	846,700	30,709,809
Assured Guaranty Ltd.	2,183,177	35,607,617
City National Corp.	101,775	5,521,294
First American Financial Corp.◊	306,020	4,789,213
First Niagara Financial Group, Inc.	248,790	3,284,028
HCC Insurance Holdings, Inc.	212,545	6,695,167
Horace Mann Educators Corp.	683,490	10,669,279
Huntington Bancshares, Inc.	1,355,798	8,894,035
iStar Financial, Inc. REIT*	1,130,915	9,171,721
Mid-America Apartment Communities, Inc. REIT◊	127,569	8,607,080
National Penn Bancshares, Inc.◊	659,430	5,229,280
Old Republic International Corp.◊	2,170,380	25,501,965
Popular, Inc.*	1,634,955	4,512,476
Redwood Trust, Inc. REIT◊	356,720	5,393,606
Sterling Bancorp	493,537	4,683,666
United Fire & Casualty Co.◊	212,675	3,694,165
White Mountains Insurance Group Ltd.	11,347	4,767,555
Winthrop Realty Trust REIT◊	378,925	4,524,364

		208,842,103

Health Care — 5.0%
Greatbatch, Inc.*◊	250,445	6,716,935
LifePoint Hospitals, Inc.*	429,225	16,774,113
Myriad Genetics, Inc.*◊	794,180	18,035,828
STERIS Corp.◊	62,035	2,169,984

		43,696,860

Industrials — 14.3%
AAR Corp.◊	397,572	10,770,225
Allegiant Travel Co.*◊	276,570	13,690,215
Apogee Enterprises, Inc.◊	514,250	6,587,542
Brink’s Co., The◊	417,570	12,456,113
Corrections Corp. of America*	352,635	7,634,548
HUB Group, Inc., Class A*◊	228,920	8,621,127
Kaydon Corp.◊	121,285	4,526,356
Kennametal, Inc.	637,093	26,891,696
Saia, Inc.*◊	720,620	12,214,509
Southwest Airlines Co.	422,564	4,825,681
Toro Co., The	63,725	3,855,363
Trinity Industries, Inc.◊	375,845	13,109,474

		125,182,849

Information Technology — 6.6%
Alliance Data Systems Corp.*◊	38,330	3,605,703
Broadridge Financial Solutions, Inc.◊	274,155	6,598,911
CoreLogic, Inc.*	742,830	12,412,689
CSG Systems International, Inc.*	561,947	10,384,780
Verigy Ltd.*	1,662,075	24,881,263

		57,883,346

Page 6	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares/	Fair
	Par Value	Value

Utilities — 2.5%
Cleco Corp.◊	308,315	$10,744,778
UGI Corp.	349,690	11,151,614

		21,896,392

Total Common Stocks		$748,067,932

Repurchase Agreement — 11.1%
BNP Paribas Securities Corp., 0.03%, Agreement dated 06/30/2011 to be repurchased at $97,488,136 on 07/01/2011. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.0% — 6.3%, and maturities from 08/02/2011 through 06/12/2037†	$97,488,055	$97,488,055

Registered Investment Companies — 15.0%
JPMorgan Prime Money Market Fund, Capital Shares	84,184,160	$84,184,160
JPMorgan U.S. Government Money Market Fund, Capital Shares	47,274,642	47,274,642

Total Registered Investment Companies		$131,458,802

Total Investment Securities — 111.3% (Cost $831,478,110)**		$977,014,789

Net Other Assets (Liabilities) — (11.3%)		(99,562,180)

Net Assets — 100.0%		$877,452,609

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2011, was $102,135,175.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2011.
REIT — Real Estate Investment Trust
See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 7

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
June 30, 2011 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 90.7%
Consumer Discretionary — 7.4%
Callaway Golf Co.◊	111,165	$691,446
Carter’s, Inc.*	24,290	747,160
Hillenbrand, Inc.◊	50,320	1,190,068
K-Swiss, Inc., Class A*◊	87,015	924,970
Leggett & Platt, Inc.	28,445	693,489
Mattel, Inc.	33,460	919,815
Steiner Leisure Ltd.*◊	21,595	986,460

		6,153,408

Consumer Staples — 12.4%
ConAgra Foods, Inc.	119,710	3,089,715
Energizer Holdings, Inc.*◊	32,520	2,353,147
Flowers Foods, Inc.◊	79,298	1,747,717
Molson Coors Brewing Co., Class B	33,570	1,501,922
Ralcorp Holdings, Inc.*	9,810	849,350
Ruddick Corp.◊	18,450	803,313

		10,345,164

Energy — 16.7%
Berry Petroleum Co., Class A◊	23,880	1,268,744
Cimarex Energy Co.	36,010	3,238,019
Denbury Resources, Inc.*	111,328	2,226,560
Energen Corp.	18,830	1,063,895
Exterran Holdings, Inc.*◊	30,105	596,982
Forest Oil Corp.*	16,400	438,044
Noble Energy, Inc.	36,745	3,293,454
Southwestern Energy Co.*	24,655	1,057,207
Whiting Petroleum Corp.*	13,080	744,383

		13,927,288

Financials — 20.6%
Alleghany Corp.*	3,149	1,048,963
Arch Capital Group Ltd.*◊	52,560	1,677,715
Assurant, Inc.	58,350	2,116,355
Assured Guaranty Ltd.	171,470	2,796,676
First Niagara Financial Group, Inc.	64,615	852,918
HCC Insurance Holdings, Inc.	26,825	844,987
Huntington Bancshares, Inc.	156,334	1,025,551
iStar Financial, Inc. REIT*	105,560	856,092
National Penn Bancshares, Inc.	124,500	987,285
Old Republic International Corp.	240,020	2,820,235
Popular, Inc.*	286,225	789,981
SunTrust Banks, Inc.	13,960	360,168
White Mountains Insurance Group Ltd.◊	1,455	611,333
XL Group plc.	20,045	440,589

		17,228,848

Health Care — 12.1%
Forest Laboratories, Inc.*	72,585	2,855,494
Greatbatch, Inc.*	22,870	613,373
Life Technologies Corp.*	21,730	1,131,481
LifePoint Hospitals, Inc.*◊	20,970	819,508
Myriad Genetics, Inc.*	44,325	1,006,621
Pharmaceutical Product Development, Inc.	40,345	1,082,860
Quest Diagnostics, Inc.	44,270	2,616,357

		10,125,694

Industrials — 11.2%
Brink’s Co., The	34,955	1,042,708
Corrections Corp. of America*	55,505	1,201,683
Dover Corp.	51,490	3,491,022
Fluor Corp.	7,020	453,913
HUB Group, Inc., Class A*◊	23,225	874,654
Parker Hannifin Corp.	6,545	587,348
Southwest Airlines Co.	152,145	1,737,496

		9,388,824

Information Technology — 8.2%
Broadridge Financial Solutions, Inc.◊	76,715	1,846,530
CoreLogic, Inc.*	85,995	1,436,976
CSG Systems International, Inc.*	45,335	837,791
Linear Technology Corp.	32,680	1,079,094
Verigy Ltd.*	111,970	1,676,191

		6,876,582

Page 8	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares/	Fair
	Par Value	Value

Utilities — 2.1%
Cleco Corp.◊	17,440	$607,784
UGI Corp.	36,895	1,176,581

		1,784,365

Total Common Stocks		$75,830,173

Repurchase Agreement — 11.1%
BNP Paribas Securities Corp., 0.03%,Agreement dated 06/30/2011 to be repurchased at $9,313,709 on 07/01/2011. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.0% — 6.3%, and maturities from 08/02/2011 — 06/12/2037†	$9,313,701	9,313,701

Registered Investment Company — 9.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Capital Shares	7,582,491	7,582,491

Total Investment Securities — 110.9% (Cost $80,450,084)**		$92,726,365

Net Other Assets (Liabilities) — (10.9%)		(9,119,899)

Net Assets — 100.0%		$83,606,466

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2011, was $9,865,009.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2011.
REIT — Real Estate Investment Trust
See accompanying Notes to Financial Statements.
Diamond Hill Large Cap Fund
Schedule of Investments
June 30, 2011 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 98.7%
Consumer Discretionary — 3.4%
Mattel, Inc.	508,350	$13,974,542
McDonald’s Corp.	317,719	26,790,066

		40,764,608

Consumer Staples — 14.4%
ConAgra Foods, Inc.	994,323	25,663,477
Energizer Holdings, Inc.*	25,930	1,876,295
General Mills, Inc.	673,153	25,054,755
Kimberly-Clark Corp.◊	232,155	15,452,237
PepsiCo, Inc.	543,225	38,259,337
Procter & Gamble Co., The	571,087	36,304,000
Sysco Corp.	803,009	25,037,820
Walgreen Co.	139,330	5,915,952

		173,563,873

Energy — 18.9%
Anadarko Petroleum Corp.	626,385	48,081,313
Apache Corp.	244,823	30,208,710
Devon Energy Corp.	537,197	42,336,495
EOG Resources, Inc.	274,030	28,649,836
Exxon Mobil Corp.	304,505	24,780,617
Occidental Petroleum Corp.	517,022	53,790,969

		227,847,940

Financials — 17.4%
Assurant, Inc.	106,717	3,870,626
Bank of New York Mellon Corp.	557,144	14,274,029
Chubb Corp., The	200,285	12,539,844
JPMorgan Chase & Co.	814,127	33,330,359
Marsh & McLennan Cos., Inc.	523,659	16,332,924
PNC Financial Services Group, Inc.	495,125	29,514,401
Prudential Financial, Inc.◊	372,330	23,676,465
Travelers Cos., Inc., The	500,109	29,196,364
U.S. Bancorp	977,488	24,935,719
Wells Fargo & Co.	747,420	20,972,605

		208,643,336

Health Care — 21.0%
Abbott Laboratories◊	701,342	36,904,616
Amgen, Inc.*	264,800	15,451,080
Baxter International, Inc.	381,707	22,784,091
Johnson & Johnson	446,454	29,698,120

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 9

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

		Fair
	Shares	Value

Health Care — continued
Medtronic, Inc.	898,082	$34,603,099
Merck & Co., Inc.	922,015	32,537,909
Pfizer, Inc.	1,772,737	36,518,382
Quest Diagnostics, Inc.◊	331,775	19,607,903
United Health Group, Inc.	476,751	24,590,817

		252,696,017

Industrials — 14.2%
3M Co.	266,057	25,235,507
Dover Corp.	381,393	25,858,445
Fluor Corp.	102,980	6,658,687
Illinois Tool Works, Inc.◊	439,934	24,851,872
Parker Hannifin Corp.◊	286,999	25,755,290
Raytheon Co.◊	362,379	18,064,593
United Technologies Corp.	495,277	43,836,967

		170,261,361

Information Technology — 6.4%
Cisco Systems, Inc.	820,971	12,815,357
International Business Machines Corp.	144,460	24,782,113
Linear Technology Corp.◊	359,185	11,860,289
Microsoft Corp.	1,050,595	27,315,470

		76,773,229

Materials — 3.0%
Air Products & Chemicals, Inc.◊	253,370	24,217,105
PPG Industries, Inc.◊	134,855	12,243,485

		36,460,590

Total Common Stocks		$1,187,010,954

	Shares/	Fair
	Par Value	Value

Repurchase Agreement — 2.5%
BNP Paribas Securities Corp., 0.03%, Agreement dated 06/30/2011 to be repurchased at $29,577,050 on 07/01/2011. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.0% — 6.3%, and maturities from 08/02/2011 through 06/12/2037†	$29,577,025	$29,577,025

Registered Investment Company — 1.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Capital Shares	20,644,527	20,644,527

Total Investment Securities — 102.9% (Cost $1,052,535,857)**		$1,237,232,506

Net Other Assets (Liabilities) — (2.9%)		(35,273,898)

Net Assets — 100.0%		$1,201,958,608

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2011, was $29,400,955.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2011.
See accompanying Notes to Financial Statements.

Page 10	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Select Fund
Schedule of Investments
June 30, 2011 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 98.7%
Consumer Discretionary — 4.4%
McDonald’s Corp.	12,435	$1,048,519
Wal-Mart Stores, Inc.	17,765	944,032

		1,992,551

Consumer Staples — 15.7%
ConAgra Foods, Inc.	77,568	2,002,030
General Mills, Inc.	25,330	942,783
PepsiCo, Inc.	14,110	993,767
Procter & Gamble Co., The	22,130	1,406,804
Sysco Corp.	60,260	1,878,907

		7,224,291

Energy — 16.8%
Anadarko Petroleum Corp.	12,925	992,123
Apache Corp.	13,770	1,699,080
Cimarex Energy Co.	12,745	1,146,030
Devon Energy Corp.	17,225	1,357,502
Exterran Holdings, Inc.*◊	24,060	477,110
Occidental Petroleum Corp.	14,970	1,557,479
Southwestern Energy Co.*◊	11,270	483,258

		7,712,582

Financials — 20.7%
Arch Capital Group Ltd.*◊	21,885	698,569
Assurant, Inc.	18,870	684,415
Assured Guaranty Ltd.	99,620	1,624,802
JPMorgan Chase & Co.	36,860	1,509,049
Prudential Financial, Inc.	26,310	1,673,053
Travelers Cos., Inc., The	7,530	439,601
U.S. Bancorp	48,320	1,232,643
Wells Fargo & Co.	57,635	1,617,238

		9,479,370

Health Care — 19.0%
Abbott Laboratories	23,225	1,222,099
Baxter International, Inc.	21,145	1,262,145
Johnson & Johnson	18,775	1,248,913
Medtronic, Inc.	34,671	1,335,874
Merck & Co., Inc.	32,800	1,157,512
Pfizer, Inc.	59,835	1,232,601
UnitedHealth Group, Inc.	24,517	1,264,587

		8,723,731

	Shares/	Fair
	Par Value	Value

Industrials — 15.8%
3M Co.	10,220	$969,367
Dover Corp.	22,355	1,515,669
Illinois Tool Works, Inc.	25,083	1,416,939
Parker Hannifin Corp.	5,325	477,865
Southwest Airlines Co.◊	121,705	1,389,871
United Technologies Corp.	16,570	1,466,611

		7,236,322

Information Technology — 3.6%
Cisco Systems, Inc.	28,550	445,666
Microsoft Corp.	46,880	1,218,880

		1,664,546

Materials — 2.7%
Air Products & Chemicals, Inc.	13,050	1,247,319

Total Common Stocks		$45,280,712

Repurchase Agreement — 2.5%
BNP Paribas Securities Corp., 0.03%, Agreement dated 06/30/2011 to be repurchased at $1,168,360 on 07/01/2011. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.0% - 6.3%, and maturities from 08/02/2011 through 06/12/2037†	$1,168,359	1,168,359

Registered Investment Company — 1.3%
JPMorgan U.S. Government Money Market Fund, Capital Shares	605,073	605,073

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 11

Diamond Hill Select Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

Fair
Value

Total Investment Securities — 102.5% (Cost $39,705,183)**	$47,054,144

Net Other Assets (Liabilities) — (2.5%)	(1,146,826)

Net Assets — 100.0%	$45,907,318

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2011, was $1,137,583.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2011.
See accompanying Notes to Financial Statements.
Diamond Hill Long-Short Fund
Schedule of Investments
June 30, 2011 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 86.2%

Consumer Discretionary — 3.1%
Mattel, Inc.◊	809,720	$22,259,203
McDonald’s Corp.§	459,704	38,762,241

		61,021,444

Consumer Staples — 10.7%
ConAgra Foods, Inc.§	1,468,110	37,891,919
Energizer Holdings, Inc.*◊	42,280	3,059,381
General Mills, Inc.	951,827	35,427,001
PepsiCo, Inc.	694,230	48,894,619
Procter & Gamble Co., The	744,370	47,319,601
Sysco Corp.§	878,132	27,380,156
Walgreen Co.§	226,345	9,610,608

		209,583,285

Energy — 19.6%
Anadarko Petroleum Corp.	1,077,183	82,684,567
Apache Corp.	402,166	49,623,263
Cimarex Energy Co.◊	231,635	20,828,619
Devon Energy Corp.	711,005	56,034,304
EOG Resources, Inc.◊	450,450	47,094,548
Exxon Mobil Corp.	512,238	41,685,928
Occidental Petroleum Corp.	820,628	85,378,137

		383,329,366

Financials — 14.1%
Assurant, Inc.§	611,615	22,183,276
Assured Guaranty Ltd.◊ §	1,774,190	28,937,039
JPMorgan Chase & Co.	961,090	39,347,025
PNC Financial Services Group, Inc.	678,335	40,435,549
Prudential Financial, Inc.	601,835	38,270,688
Travelers Cos., Inc., The§	729,560	42,591,713
U.S. Bancorp§	1,275,607	32,540,734
Wells Fargo & Co.§	1,147,405	32,196,184

		276,502,208

Health Care — 17.8%
Abbott Laboratories§	878,140	46,207,727
Amgen, Inc.*	407,620	23,784,627
Baxter International, Inc.	475,386	28,375,790
Johnson & Johnson§	454,240	30,216,045
Medtronic, Inc.◊	1,179,837	45,459,120

Page 12	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares/	Fair
	Par Value	Value

Health Care — continued
Merck & Co., Inc.	1,053,005	$37,160,546
Pfizer, Inc.	2,356,220	48,538,132
Pharmaceutical Product Development, Inc.	511,955	13,740,872
Quest Diagnostics, Inc. ◊	488,015	28,841,687
UnitedHealth Group, Inc.§	896,730	46,253,333

		348,577,879

Industrials — 13.2%
3M Co.	381,615	36,196,183
Dover Corp.	783,600	53,128,080
Fluor Corp. ◊	146,175	9,451,675
Illinois Tool Works, Inc. ◊	598,330	33,799,662
Parker Hannifin Corp.	439,505	39,441,179
Raytheon Co.	427,172	21,294,524
United Technologies Corp.§	724,985	64,168,422

		257,479,725

Information Technology — 4.7%
Cisco Systems, Inc.	1,072,519	16,742,021
International Business Machines Corp. ◊	233,400	40,039,770
Microsoft Corp.§	1,368,215	35,573,590

		92,355,381

Materials — 3.0%
Air Products & Chemicals, Inc. ◊	395,913	37,841,365
PPG Industries, Inc. ◊	218,455	19,833,529

		57,674,894

Total Common Stocks		$1,686,524,182

Repurchase Agreement — 4.7%
BNP Paribas Securities Corp., 0.03%, Agreement dated 06/30/2011 to be repurchased at $91,107,970 on 07/01/2011. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.0% - 6.3%, and maturities from 08/02/2011 through 06/12/2037†	$91,107,894	91,107,894

		Fair
	Shares	Value

Registered Investment Company — 14.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Capital Shares	274,709,914	$274,709,914

Total Investment Securities — 104.9% (Cost $1,686,222,514)**		$2,052,341,990

Segregated Cash With Brokers — 24.4%		476,911,860

Securities Sold Short — (24.6)%
(Proceeds $362,122,706)		(480,599,188)

Net Other Assets (Liabilities) — (4.7%)		(92,553,372)

Net Assets — 100.0%		$1,956,101,290

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2011, was $90,090,561.

§	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $379,638,468.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2011.
See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 13

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
June 30, 2011 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 22.5%
Consumer Discretionary — 13.6%
Apollo Group, Inc., Class A*	417,785	$18,248,849
Brunswick Corp.	1,726,360	35,217,744
ITT Educational Services, Inc.*	230,075	18,001,068
J.C. Penney Co., Inc.	282,070	9,742,698
Life Time Fitness, Inc.*	535,339	21,365,379
Macy’s, Inc.	1,427,690	41,745,656
MGM Resorts International*	1,536,146	20,292,489
NetFlix, Inc.*	36,785	9,663,052
Nordstrom, Inc.	443,555	20,820,472
Red Robin Gourmet Burgers, Inc.*	340,195	12,376,294
Royal Caribbean Cruises Ltd.*	285,716	10,754,350
Sally Beauty Holdings, Inc.*	1,203,375	20,577,712
Sonic Corp.*	415,430	4,416,021
Tractor Supply Co.	329,244	22,019,839

		265,241,623

Consumer Staples — 2.5%
Avon Products, Inc.	354,025	9,912,700
Colgate-Palmolive Co.	242,850	21,227,518
H.J. Heinz Co.	332,483	17,714,694

		48,854,912

Health Care — 1.4%
Covance, Inc.*	445,390	26,442,804

Industrials — 2.3%
Avery Dennison Corp.	262,005	10,121,253
Boeing Co., The	469,555	34,714,201

		44,835,454

Information Technology — 2.8%
Advent Software, Inc.*	703,927	19,829,624
Akamai Technologies, Inc.*	462,245	14,546,850
Monster Worldwide, Inc.*	757,125	11,099,453
Salesforce.com, Inc.*	67,745	10,092,650

		55,568,577

Total Common Stocks Sold Short		440,943,370

Exchange Traded Fund — 2.0%
iShares Russell 2000 Index Fund	478,935	$39,655,818

Total Securities Sold Short (Proceeds $362,122,706)		$480,599,188

*	Non-dividend expense producing security.
Percentages disclosed are based on total net assets of the Fund at June 30, 2011.
See accompanying Notes to Financial Statements.

Page 14	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Financial Long-Short Fund
Schedule of Investments
June 30, 2011 (Unaudited)

		Fair
	Shares	Value

Preferred Stocks — 1.9%
Banking Services — 1.2%
Citizens Funding Trust I, 7.50%*	7,130	$147,947

Reits & Real Estate Management — 0.7%
iStar Financial, Inc., 7.80%, Series F	4,247	83,963

Total Preferred Stocks		231,910

Common Stocks — 86.4%

Banking Services — 30.8%
BB&T Corp.	3,776	101,348
City National Corp.	1,500	81,375
First California Financial Group, Inc.*	28,801	102,387
First Financial Holdings, Inc.	15,579	139,744
First Niagara Financial Group, Inc.◊	12,655	167,046
First of Long Island Corp.◊	6,860	191,325
Huntington Bancshares, Inc.§	33,301	218,455
National Penn Bancshares, Inc.	22,185	175,927
PNC Financial Services Group, Inc.§	8,289	494,107
Popular, Inc.*	80,440	222,014
Sterling Bancorp	18,425	174,853
SunTrust Banks, Inc.	9,087	234,445
U.S. Bancorp§	21,658	552,496
Wells Fargo & Co.§	30,726	862,172

		3,717,694

Consumer Financial Services — 3.6%
American Express Co.	3,640	188,188
Discover Financial Services	9,385	251,049

		439,237

Financial Services — 15.0%
Bank of America Corp.	15,845	173,661
Bank of New York Mellon Corp.§	15,084	386,452
CME Group, Inc.	770	224,524
JPMorgan Chase & Co.	19,995	818,596
Morgan Stanley§	6,600	151,866
State Street Corp.	1,223	55,145

		1,810,244

	Shares/	Fair
	Par Value	Value

Insurance — 30.7%
ACE Ltd.	3,465	$228,066
Alleghany Corp.*	178	59,294
Arch Capital Group Ltd.*◊	2,643	84,365
Assurant, Inc.§	9,270	336,223
Assured Guaranty Ltd.	37,565	612,685
Chubb Corp., The	1,555	97,358
Hartford Financial Services Group, Inc.	13,013	343,153
HCC Insurance Holdings, Inc.	4,005	126,157
Horace Mann Educators Corp.	11,738	183,230
Marsh & McLennan Cos., Inc.	2,740	85,461
Old Republic International Corp.	41,930	492,677
Prudential Financial, Inc.	8,090	514,443
Travelers Cos., Inc., The	2,950	172,221
White Mountains Insurance Group Ltd.	210	88,234
XL Group plc	12,395	272,442

		3,696,009

IT Services — 1.5%
CoreLogic, Inc.*	10,665	178,212

REITs & Real Estate Management — 4.8%
iStar Financial, Inc. REIT*	29,420	238,596
Redwood Trust, Inc. REIT◊	16,090	243,281
Winthrop Realty Trust REIT◊	8,205	97,968

		579,845

Total Common Stocks		$10,421,241

Corporate Bond — 0.8%
Banking Services —0.8%
Synovus Financial Corp., 4.88%, 2/15/13	105,000	99,628

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 15

Diamond Hill Financial Long-Short Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares/	Fair
	Par Value	Value
Repurchase Agreement — 4.5%
BNP Paribas Securities Corp., 0.03%, Agreement dated 06/30/2011 to be repurchased at $534,874 on 07/01/2011. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.0% - 6.3%, and maturities from 08/02/2011 through 06/12/2037†	$534,874	$534,874

Registered Investment Company — 9.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Capital Shares	1,174,461	1,174,461

Total Investment Securities — 103.4% (Cost $11,058,688)**		$12,462,114

Segregated Cash With Brokers — 4.6%		556,666

Securities Sold Short — (5.7)%
(Proceeds $679,566)		(688,922)

Net Other Assets (Liabilities) — (2.3%)		(273,014)

Net Assets — 100.0%		$12,056,844

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2011, was $521,429.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2011.

§	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $1,668,408.
REIT — Real Estate Investment Trust
See accompanying Notes to Financial Statements.
Diamond Hill Financial Long-Short Fund
Schedule of Securities Sold Short
June 30, 2011 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 5.7%
Banking Services — 5.0%
Eagle Bancorp, Inc.*	8,190	$108,927
First Financial Bankshares, Inc.	4,312	148,548
Home Bancshares, Inc.	5,610	132,620
United Bankshares, Inc.	2,630	64,382
WesBanco, Inc.	7,770	152,758

		607,235

Financial Services — 0.7%
Moody’s Corp.	2,130	81,686

Total Securities Sold Short (Proceeds $679,566)		$688,921

*	Non-dividend expense producing security.
Percentages disclosed are based on total net assets of the Fund at June 30, 2011.

Page 16	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Strategic Income Fund
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares/	Fair
	Par Value	Value

Collateralized Debt Obligations — 0.5%
Alesco Preferred Funding III, 5/4/2034* ††	$724,100	$81,316
Alesco Preferred Funding Ltd., Series 6A, Class PPNE, 3/23/2035* ††	336,608	75,532
Alesco Preferred Funding VI PNN, 3/23/2035* ††	621,631	140,196
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2, 11/5/2041* ††	611,948	149,132
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2, 7/5/2035* ††	1,175,564	252,899

Total Collateralized Debt Obligations		699,075

Preferred Stocks — 1.1%
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A REIT*^	21,007	105,035
Hartford Financial Services Group, Inc., 7.25%, Series F◊	60,135	1,542,835

Total Preferred Stocks		1,647,870

Corporate Bonds — 88.8%
Consumer Discretionary — 8.7%
Expedia, Inc., 7.46%, 8/15/18	4,700,000	5,169,750
Goodyear Tire & Rubber Co., The, 10.50%, 5/15/16	2,305,000	2,593,125
Jarden Corp., 8.00%, 5/1/16	2,650,000	2,875,250
Tenneco, Inc., 7.75%, 8/15/18	2,615,000	2,739,213

		13,377,338

Consumer Staples — 2.2%
B&G Foods, Inc., 7.63%, 1/15/18	1,850,000	1,947,125
TreeHouse Foods, Inc., 7.75%, 3/1/18	1,350,000	1,434,375

		3,381,500

Energy — 11.5%
Anadarko Petroleum Corp., 5.95%, 9/15/16	4,400,000	4,952,583
ATP Oil & Gas Corp., 11.88%, 5/1/15	1,900,000	1,928,500
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18	2,000,000	2,060,000
Cimarex Energy Co., 7.13%, 5/1/17	4,640,000	4,872,000

		Fair
	Par Value	Value

Energy — continued
Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/1/14	$3,800,000	$3,762,000

		17,575,083

Financials — 23.9%
AmSouth Bank, Series AI, 4.85%, 4/1/13	1,850,000	1,848,592
CNA Financial Corp., 6.50%, 8/15/16	2,165,000	2,416,218
Discover Financial Services, 6.45%, 6/12/17	2,700,000	2,994,915
First Horizon National Corp., 5.38%, 12/15/15	4,400,000	4,635,760
First Tennessee Bank NA, 5.05%, 1/15/15	1,150,000	1,202,131
iStar Financial, Inc., Series B, 5.70%, 3/1/14◊	4,275,000	3,922,312
Nuveen Investments, Inc., 10.50%, 11/15/15	3,000,000	3,067,500
Regions Financial Corp., 5.75%, 6/15/15	3,000,000	2,955,000
Symetra Financial Corp., 6.13%, 4/1/16^	4,000,000	4,211,940
Synovus Financial Corp., 4.88%, 2/15/13	1,530,000	1,451,727
Wilmington Trust Corp., 4.88%, 4/15/13	3,040,000	3,190,763
Zions Bancorp., 7.75%, 9/23/14	4,380,000	4,802,473

		36,699,331

Health Care — 5.4%
HCA, Inc., 9.25%, 11/15/16	3,725,000	3,953,156
Mylan, Inc., 7.63%, 7/15/17^	4,000,000	4,360,000

		8,313,156

Industrials — 22.1%
Avis Budget Car Rental, 9.63%, 3/15/18	4,380,000	4,675,650
BE Aerospace, Inc., 8.50%, 7/1/18	4,620,000	5,041,575
Bristow Group, Inc., 7.50%, 9/15/17	1,665,000	1,744,088
Corrections Corp. of America, 7.75%, 6/1/17	2,050,000	2,231,937
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 10/1/18	2,000,000	2,225,000

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 17

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
June 30, 2011 (Unaudited)

	Shares/	Fair
	Par Value	Value

Industrials — continued
Iron Mountain, Inc., 6.63%, 1/1/16	$4,075,000	$4,075,000
Silgan Holdings, Inc., 7.25%, 8/15/16	1,625,000	1,714,375
Triumph Group, Inc., 8.00%, 11/15/17	3,525,000	3,710,062
United Rentals North America, Inc., 10.88%, 6/15/16	4,110,000	4,598,063
Westinghouse Air, 6.88%, 7/31/13	3,650,000	3,905,500

		33,921,250

Information Technology — 4.3%
KLA-Tencor Corp., 6.90%, 5/1/18	4,478,000	5,058,429
Mantech International Corp., 7.25%, 4/15/18	1,500,000	1,567,500

		6,625,929

Materials — 4.8%
Crown Americas LLC / Crown Americas Capital Corp. II, 7.63%, 5/15/17	1,710,000	1,831,837
Nalco Co., 8.25%, 5/15/17	3,000,000	3,277,500
NewMarket Corp., 7.13%, 12/15/16	2,200,000	2,293,500

		7,402,837

Telecommunication Services — 1.4%
Level 3 Financing, Inc., 10.00%, 2/1/18	2,025,000	2,174,344

Utilities — 4.5%
CenterPoint Energy, Inc., 5.95%, 2/1/17	2,525,000	2,826,427
Source Gas LLC, 5.90%, 4/1/17^	4,000,000	4,035,564

		6,861,991

Total Corporate Bonds		136,332,759

Repurchase Agreement — 1.1%
BNP Paribas Securities Corp., 0.03%, Agreement dated 06/30/2011 to be repurchased at $1,644,184 on 07/01/2011. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.0% - 6.3%, and maturities from 08/02/2011 through 06/12/2037†	$1,644,183	1,644,183

		Fair
	Shares	Value

Registered Investment Company — 8.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Capital Shares	12,478,830	$12,478,830

Total Investment Securities — 99.6% (Cost $147,804,934)**		$152,802,717

Net Other Assets (Liabilities) — 0.4%		681,498

Net Assets — 100.0%		$153,484,215

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of June 30, 2011, was $1,613,031.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of June 30, 2011.

REIT — Real Estate Investment Trust

^	Restricted securities not registered under the Securities Act of 1933 and deemed liquid based on procedures approved by the Board of Trustees are as follows:

				Value as
	Acquisition	Current		a % of
	Date	Cost	Value	Net Assets
Mylan, Inc.	September-10	$4,280,208	$4,360,000	2.8%
Source Gas LLC	March-10	3,861,120	4,035,564	2.6%
Eagle Hospitality Properties Trust, Inc.	February-07	494,217	105,035	0.1%
Symetra Financial Corp.	February-11	4,165,279	4,211,940	2.7%

		$12,800,824	$12,712,539	8.2%

††	Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by management:

				Value as
	Acquisition	Current		a % of
	Date	Cost	Value	Net Assets
Alesco Preferred Funding III	March-05	$724,100	$81,316	0.1%
Alesco Preferred Funding Ltd., Series 6A, Class PPNE	May-05	336,608	75,532	0.0%
Alesco Preferred Funding VI PNN	March-05	621,631	140,196	0.1%
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2	March-05	511,258	149,132	0.1%
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2	March-05	1,037,797	252,899	0.2%

		$3,231,394	$699,075	0.5%

See accompanying Notes to Financial Statements.

Page 18	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Funds
Tabular Presentation of Schedules of Investments
June 30, 2011 (Unaudited)
The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.
Diamond Hill Small Cap Fund

% of
Sector Allocation	Net Assets
Consumer Discretionary	10%
Consumer Staples	10%
Energy	14%
Financials	24%
Health Care	5%
Industrials	14%
Information Technology	6%
Utilities	2%
Cash and Cash Equivalents	15%

Total	100%

Diamond Hill Small-Mid Cap Fund

% of
Sector Allocation	Net Assets
Consumer Discretionary	7%
Consumer Staples	13%
Energy	17%
Financials	21%
Health Care	12%
Industrials	11%
Information Technology	8%
Utilities	2%
Cash and Cash Equivalents	9%

Total	100%

Diamond Hill Large Cap Fund

% of
Sector Allocation	Net Assets
Consumer Discretionary	3%
Consumer Staples	15%
Energy	19%
Financials	18%
Health Care	21%
Industrials	14%
Information Technology	6%
Materials	3%
Cash and Cash Equivalents	1%

Total	100%

Diamond Hill Select Fund

% of
Sector Allocation	Net Assets
Consumer Discretionary	4%
Consumer Staples	16%
Energy	17%
Financials	21%
Health Care	19%
Industrials	16%
Information Technology	3%
Materials	3%
Cash and Cash Equivalents	1%

Total	100%

Diamond Hill Long-Short Fund

	% of Long	% of Net
Sector Allocation	Portfolio	Assets
Long Portfolio
Consumer Discretionary	3%	3%
Consumer Staples	8%	11%
Energy	15%	19%
Financials	11%	14%
Health Care	14%	18%
Industrials	10%	13%
Information Technology	4%	5%
Materials	2%	3%
Cash and Cash Equivalents	33%	19%

Total	100%

	% of Short	% of Net
Sector Allocation	Portfolio	Assets
Short Portfolio
Consumer Discretionary	55%	-14%
Consumer Staples	10%	-3%
Health Care	6%	-1%
Industrials	9%	-2%
Information Technology	12%	-3%
Exchange Traded Fund	8%	-2%

Total	100%

Other
Segregated Cash with Brokers		20%

		100%

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 19

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2011 (Unaudited)
Diamond Hill Financial Long-Short Fund

	% of Long	% of Net
Sector Allocation	Portfolio	Assets
Long Portfolio
Common Stocks
Banking Services	29%	31%
Consumer Financial Services	3%	4%
Financial Services	14%	15%
Insurance	28%	31%
IT Services	1%	1%
REITs and Real Estate Management	5%	5%
Corporate Bonds
Banking Services	1%	1%
Preferred Stocks
Banking Services	1%	1%
REITs and Real Estate
Management	1%	1%
Cash and Cash Equivalents	17%	14%

Total	100%

	% of Short	% of Net
Sector Allocation	Portfolio	Assets
Short Portfolio
Common Stocks
Banking Services	88%	-5%
Financial Services	12%	-1%

	100%

Other
Segregated Cash with Brokers		2%

		100%

Diamond Hill Strategic Income Fund

% of
Sector Allocation	Net Assets
Corporate Bonds	89%
Preferred Stocks	1%
Collateralized Debt Obligations	1%
Cash and Cash Equivalents	9%

Total	100%

Page 20	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2011 (Unaudited)

		Small-Mid
	Small Cap	Cap	Large Cap	Select
	Fund	Fund	Fund	Fund

Assets
Investment securities, at cost	$831,478,110	$80,450,084	$1,052,535,857	$39,705,183

Investment securities, at fair value — including $102,135,175; $9,865,009; $29,400,955; and $1,137,583 of securities loaned for the Small Cap Fund, the Small-Mid Cap Fund, the Large Cap Fund and the Select Fund, respectively.	$879,526,734	$83,412,664	$1,207,655,481	$45,885,785
Repurchase agreements, at value	97,488,055	9,313,701	29,577,025	1,168,359

Total securities at value	977,014,789	92,726,365	1,237,232,506	47,054,144
Receivable for securities sold	—	335,197	—	—
Receivable for fund shares issued	1,608,382	52,713	860,787	3,367
Receivable for dividends	470,861	39,172	1,621,660	63,842

Total Assets	979,094,032	93,153,447	1,239,714,953	47,121,353

Liabilities
Return of collateral for securities on loan	97,488,055	9,313,701	29,577,025	1,168,359
Payable for securities purchased	3,235,601	—	—	—
Payable for fund shares redeemed	—	149,549	7,168,146	2,633
Payable to Investment Adviser	564,981	51,685	586,238	26,360
Payable to Administrator	221,343	20,373	301,665	11,934
Accrued distribution and service fees	131,443	11,673	123,271	4,749

Total Liabilities	101,641,423	9,546,981	37,756,345	1,214,035

Net Assets	$877,452,609	$83,606,466	$1,201,958,608	$45,907,318

Components of Net Assets
Paid-in capital	$693,944,723	$67,014,002	$1,059,578,870	$39,153,607
Accumulated net investment income (loss)	(1,163,195)	(14,676)	10,367,562	517,255
Accumulated net realized gains (losses) from investment transactions	39,134,402	4,330,859	(52,684,473)	(1,112,505)
Net unrealized appreciation (depreciation) on investments	145,536,679	12,276,281	184,696,649	7,348,961

Net Assets	$877,452,609	$83,606,466	$1,201,958,608	$45,907,318

Pricing of Class A Shares
Net assets attributable to Class A shares	$505,509,970	$21,282,446	$483,263,584	$8,023,286

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	18,868,059	1,603,075	30,887,005	763,451

Net asset value and redemption price per share	$26.79	$13.28	$15.65	$10.51

Maximum offering price per share	$28.20	$13.98	$16.47	$11.06

Pricing of Class C Shares
Net assets attributable to Class C shares	$37,732,184	$9,279,225	$32,318,445	$3,923,306

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,510,253	722,159	2,144,628	380,665

Net asset value, offering price and redemption price per share(A)	$24.98	$12.85	$15.07	$10.31

Pricing of Class I Shares
Net assets attributable to Class I shares	$334,210,455	$53,044,795	$686,376,579	$33,960,726

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,351,754	3,974,759	43,705,014	3,230,515

Net asset value, offering price and redemption price per share	$27.06	$13.35	$15.70	$10.51

(A)	Redemption price per share varies based upon holding period.
See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 21

Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2011 (Unaudited)

		Financial	Strategic
	Long-Short	Long-Short	Income
	Fund	Fund	Fund

Assets
Investment securities, at cost	$1,686,222,514	$11,058,688	$147,804,934

Investment securities, at market value — including $90,090,561, $521,429 and $1,613,031 of securities loaned for the Long-Short Fund, the Financial Long-Short Fund and the Strategic Income Fund, respectively	$1,961,234,096	$11,927,240	$151,158,534
Repurchase agreements, at value	91,107,894	534,874	1,644,183

Total investment securities, at value	2,052,341,990	12,462,114	152,802,717
Cash	68,317	—	—
Deposits with brokers for securities sold short	476,911,860	556,666	—
Receivable for securities sold	—	248,328	—
Receivable for fund shares issued	3,716,901	22,301	102,456
Receivable for dividends and interest	1,774,626	15,881	2,406,343

Total Assets	2,534,813,694	13,305,290	155,311,516

Liabilities
Return of collateral for securities on loan	91,107,894	534,874	1,644,183
Securities sold short, at value (proceeds $362,122,706 for the Long-Short Fund and $679,566 for the Financial Long-Short Fund)	480,599,188	688,922	—
Payable for securities purchased	—	—	—
Payable for dividends on securities sold short	302,361	2,989	—
Payable for fund shares redeemed	4,578,032	6,904	56,413
Payable to Investment Adviser	1,425,616	9,691	62,905
Payable to Administrator	452,165	2,475	34,175
Accrued distribution and service fees	247,148	2,591	29,625

Total Liabilities	578,712,404	1,248,446	1,827,301

Net Assets	$1,956,101,290	$12,056,844	$153,484,215

Components of Net Assets
Paid-in capital	$2,294,824,424	$24,726,660	$166,067,989
Accumulated net investment income (loss)	4,092,435	5,470	96,528
Accumulated net realized gains (losses) from investment transactions	(590,458,562)	(14,069,356)	(17,678,085)
Net unrealized appreciation (depreciation) on investments	247,642,993	1,394,070	4,997,783

Net Assets	$1,956,101,290	$12,056,844	$153,484,215

Pricing of Class A Shares
Net assets attributable to Class A shares	$620,347,735	$7,930,807	$47,262,778

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	36,872,352	657,848	4,298,447

Net asset value and redemption price per share	$16.82	$12.06	$11.00

Maximum offering price per share	$17.71	$12.69	$11.40

Pricing of Class C Shares
Net assets attributable to Class C shares	$144,643,375	$1,206,338	$24,232,289

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	9,124,983	105,639	2,205,757

Net asset value, offering price and redemption price per share(A)	$15.85	$11.42	$10.99

Pricing of Class I Shares
Net assets attributable to Class I shares	$1,191,110,180	$2,919,699	$81,989,148

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	69,988,141	242,779	7,471,205

Net asset value, offering price and redemption price per share	$17.02	$12.03	$10.97

(A)	Redemption price per share varies based upon holding period.
See accompanying Notes to Financial Statements.

Page 22	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Funds
Statements of Operations
For the Six Months Ended June 30, 2011 (Unaudited)

	Small Cap	Small-Mid Cap	Large Cap	Select
	Fund	Fund	Fund	Fund

Investment Income
Dividends	$3,935,155	$447,241	$12,880,633	$452,358
Interest income	50,899	—	—	1,246

Total Investment Income	3,986,054	447,241	12,880,633	453,604

Expenses
Investment advisory fees	3,501,972	300,608	3,541,958	154,829
Administration fees	1,113,428	97,052	1,448,411	52,477
Distribution fees — Class A	630,027	25,439	603,084	9,950
Distribution and service fees — Class C	181,642	42,379	152,498	20,672
Accounting and custody fees	59,450	5,132	106,289	4,020

Net Expenses	5,486,519	470,610	5,852,240	241,948

Net Investment Income (Loss)	(1,500,465)	(23,369)	7,028,393	211,656

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) from security sales	37,222,235	4,544,317	23,442,942	1,175,438
Net change in unrealized appreciation (depreciation) on investments	(1,824,546)	(316,102)	36,368,946	793,386

Net Realized and Unrealized Gains on Investments	35,397,689	4,228,215	59,811,888	1,968,824

Net Change in Net Assets from Operations	$33,897,224	$4,204,846	$66,840,281	$2,180,480

		Financial	Strategic
	Long-Short	Long-Short	Income
	Fund	Fund	Fund

Investment Income
Dividends	$17,061,272	$92,567	$55,660
Interest	147,087	3,918	4,978,828
Securities lending income	—	—	17,527

Total Investment Income	17,208,359	96,485	5,052,015

Expenses
Investment advisory fees	8,615,075	61,495	371,445
Administration fees	2,348,503	16,180	183,230
Distribution fees — Class A	815,558	10,395	55,881
Distribution and service fees — Class C	801,677	6,565	120,935
Accounting and custody fees	178,502	1,077	—
Dividend expense on securities sold short	2,554,802	9,782	—

Net Expenses	15,314,117	105,494	731,491

Net Investment Income (Loss)	1,894,242	(9,009)	4,320,524

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) from security sales	79,371,755	400,987	1,101,481
Net realized gains (losses) on closed short positions	(62,300,360)	52,106	—
Net change in unrealized appreciation (depreciation) on investments	48,255,251	(599,748)	683,408

Net Realized and Unrealized Gains (Losses) on Investments	65,326,646	(146,655)	1,784,889

Net Change in Net Assets from Operations	$67,220,888	$(155,664)	$6,105,413

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 23

Diamond Hill Funds
Statements of Changes in Net Assets

			Small-Mid
	Small Cap Fund		Cap Fund		Large Cap Fund		Select Fund
	For the		For the		For the		For the
	Six Months	For the Year	Six Months	For the Year	Six Months	For the Year	Six Months	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2011	December 31,	June 30, 2011	December 31,	June 30, 2011	December 31,	June 30, 2011	December 31,
	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010

From Operations
Net investment income (loss)	$(1,500,465)	$(880,390)	$(23,369)	$8,692	$7,028,393	$9,679,313	$211,656	$305,602
Net realized gains (losses) from security sales	37,222,235	52,577,163	4,544,317	3,294,096	23,442,942	10,149,784	1,175,438	853,152
Net change in unrealized appreciation (depreciation) on investments	(1,824,546)	96,105,153	(316,102)	8,000,766	36,368,946	72,974,502	793,386	2,910,338

Change in Net Assets from Operations	33,897,224	147,801,926	4,204,846	11,303,554	66,840,281	92,803,599	2,180,480	4,069,092

Distributions to Shareholders
From net investment income:
Class A	—		—	—	—	(3,174,891)	—	(5,324)
Class C	—		—	—	—	(7,277)	—	—
Class I	—		—	(47,033)	—	(6,529,972)	—	(155,500)
From net realized gains on investments:
Class A	—	(7,686,104)	—	(4,694)	—	—	—	—
Class C	—	(574,550)	—	(2,217)	—	—	—	—
Class I	—	(4,688,890)	—	(13,348)	—	—	—	—

Decrease in Net Assets from Distributions to Shareholders	—	(12,949,544)	—	(67,292)	—	(9,712,140)	—	(160,824)

From Capital Transactions
Class A
Proceeds from shares sold	76,953,587	165,849,296	5,782,279	12,157,686	93,870,353	219,386,955	1,458,190	2,049,801
Reinvested distributions	—	7,134,182	—	4,133	—	3,000,868	—	4,779
Payments for shares redeemed	(91,895,703)	(195,854,251)	(2,802,831)	(5,901,187)	(97,854,467)	(140,028,087)	(1,283,194)	(2,211,552)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	(14,942,116)	(22,870,773)	2,979,448	6,260,632	(3,984,114)	82,359,736	174,996	(156,972)

Class C
Proceeds from shares sold	3,505,621	10,432,535	1,745,477	3,003,957	5,447,538	8,599,012	141,426	1,462,563
Reinvested distributions	—	513,137	—	1,579	—	6,204	—	—
Payments for shares redeemed	(2,117,049)	(4,383,475)	(303,967)	(1,073,799)	(3,978,388)	(7,084,631)	(673,113)	(1,013,783)

Net Increase (Decrease) in Net Assets from Class C Share Transactions	1,388,572	6,562,197	1,441,510	1,931,737	1,469,150	1,520,585	(531,687)	448,780

Class I
Proceeds from shares sold	75,306,902	267,239,689	12,269,495	14,273,930	112,262,661	322,102,816	7,179,930	8,271,464
Reinvested distributions	—	3,784,526	(5)	48,470	—	5,074,239	—	143,710
Payments for shares redeemed	(66,822,036)	(109,398,154)	(6,633,541)	(3,493,338)	(86,709,693)	(99,975,636)	(6,406,528)	(2,809,148)

Net Increase (Decrease) in Net Assets from Class I Share Transactions	8,484,866	161,626,061	5,635,949	10,829,062	25,552,968	227,201,419	773,402	5,606,026

Total Increase (Decrease) in Net Assets	28,828,546	280,169,867	14,261,753	30,257,693	89,878,285	394,173,199	2,597,191	9,806,102

Net Assets
Beginning of period	848,624,064	568,454,197	69,344,713	39,087,020	1,112,080,323	717,907,124	43,310,127	33,504,025

End of period	$877,452,610	$848,624,064	$83,606,466	$69,344,713	$1,201,958,608	$1,112,080,323	$45,907,318	$43,310,127

Accumulated Net Investment Income (Loss)	$(1,163,195)	$337,270	$(14,676)	$8,693	$10,367,562	$3,339,169	$517,255	$305,599

See accompanying Notes to Financial Statements.

Page 24	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Funds
Statements of Changes in Net Assets

			Financial		Strategic
	Long-Short Fund		Long-Short Fund		Income Fund
	For the		For the		For the
	Six Months	For the Year	Six Months	For the Year	Six Months	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2011	December 31,	June 30, 2011	December 31,	June 30, 2011	December 31,
	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010

From Operations
Net investment income (loss)	$1,894,242	$2,198,195	$(9,009)	$6,049	$4,320,524	$8,348,213
Net realized gains (losses) from security sales	79,371,755	50,130,474	400,987	1,027,389	1,101,481	5,110,915
Net realized gains (losses) on closed short positions	(62,300,360)	(132,584,179)	52,106	92,336	—	—
Net change in unrealized appreciation (depreciation) on investments	48,255,251	68,454,353	(599,748)	606,059	683,408	3,918,466

Net Change in Net Assets from Operations	67,220,888	(11,801,157)	(155,664)	1,731,833	6,105,413	17,377,594

Distributions to Shareholders
From net investment income:
Class A	—	—	—	—	(1,282,937)	(2,537,128)
Class C	—	—	—	—	(604,800)	(1,215,833)
Class I	—	(334,787)	—	(3,500)	(2,401,905)	(4,529,534)

Decrease in Net Assets from Distributions to Shareholders	—	(334,787)	—	(3,500)	(4,289,642)	(8,282,495)

From Capital Transactions
Class A
Proceeds from shares sold	105,890,171	319,968,417	1,322,361	5,852,273	10,816,204	24,626,078
Reinvested distributions	—	—	—	—	898,360	1,852,244
Payments for shares redeemed	(207,738,011)	(569,340,467)	(1,843,706)	(6,742,636)	(7,339,720)	(27,978,007)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	(101,847,840)	(249,372,050)	(521,345)	(890,363)	4,374,844	(1,499,685)

Class C
Proceeds from shares sold	4,885,820	25,789,006	121,083	455,017	2,002,703	6,405,155
Reinvested distributions	—	—	—	—	319,662	648,128
Payments for shares redeemed	(44,895,608)	(97,574,427)	(280,834)	(558,844)	(2,659,740)	(6,492,327)

Net Increase (Decrease) in Net Assets from Class C Share Transactions	(40,009,788)	(71,785,421)	(159,751)	(103,827)	(337,375)	560,956

Class I
Proceeds from shares sold	290,454,265	725,972,530	1,549,552	2,442,106	7,878,626	18,456,655
Reinvested distributions	(190)	146,563	—	2,305	1,738,368	3,484,096
Payments for shares redeemed	(183,286,168)	(424,991,830)	(452,595)	(1,400,675)	(5,502,501)	(14,155,841)

Net Increase (Decrease) in Net Assets from Class I Share Transactions	107,167,907	301,127,263	1,096,957	1,043,736	4,114,493	7,784,910

Total Increase (Decrease) in Net Assets	32,531,167	(32,166,152)	260,197	1,777,879	9,967,733	15,941,280

Net Assets
Beginning of period	1,923,570,123	1,955,736,275	11,796,647	10,018,768	143,516,482	127,575,202

End of period	$1,956,101,290	$1,923,570,123	$12,056,844	$11,796,647	$153,484,215	$143,516,482

Accumulated Net Investment Income (Loss)	$4,092,435	$2,198,193	$5,470	$14,479	$96,528	$65,646

See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 25

Diamond Hill Funds
Schedules of Capital Share Transactions

			Small-Mid
	Small Cap Fund		Cap Fund		Large Cap Fund		Select Fund
	For the		For the		For the		For the
	Six Months	For the Year	Six Months	For the Year	Six Months	For the Year	Six Months	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2011	December 31,	June 30, 2011	December 31,	June 30, 2011	December 31,	June 30, 2011	December 31,
	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010

Shares
Class A Shares:
Issued	2,941,700	7,155,291	447,512	1,077,346	6,097,893	15,937,265	142,472	222,167
Reinvested	—	278,244	—	331	—	203,173	—	478
Redeemed	(3,504,264)	(8,587,264)	(214,606)	(550,505)	(6,307,989)	(10,326,539)	(123,282)	(244,323)

Change in shares outstanding	(562,564)	(1,153,729)	232,906	527,172	(210,096)	5,813,899	19,190	(21,678)

Class C Shares:
Issued	143,345	481,177	138,346	273,718	364,834	652,105	13,992	155,983
Reinvested	—	21,372	—	130		434	—	—
Redeemed	(86,507)	(200,794)	(23,818)	(102,293)	(268,847)	(535,306)	(65,990)	(111,650)

Change in shares outstanding	56,838	301,755	114,528	171,555	95,987	117,233	(51,998)	44,333

Class I Shares:
Issued	2,853,057	11,575,522	934,893	1,301,149	7,236,744	23,434,165	683,165	896,622
Reinvested	—	146,346	—	3,835		342,623	—	14,400
Redeemed	(2,506,337)	(4,694,221)	(505,179)	(311,832)	(5,590,845)	(7,205,259)	(621,661)	(306,496)

Change in shares outstanding	346,720	7,027,647	429,714	993,152	1,645,899	16,571,529	61,504	604,526

			Financial		Strategic
	Long-Short Fund		Long-Short Fund		Income Fund
	For the		For the		For the
	Six Months	For the Year	Six Months	For the Year	Six Months	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2011	December 31,	June 30, 2011	December 31,	June 30, 2011	December 31,
	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010

Shares
Class A Shares:
Issued	6,322,892	20,215,595	106,016	524,460	980,322	2,319,678
Reinvested	—	—	—	—	81,489	173,782
Redeemed	(12,424,880)	(36,439,875)	(149,279)	(595,480)	(665,633)	(2,634,548)

Change in shares outstanding	(6,101,988)	(16,224,280)	(43,263)	(71,020)	396,178	(141,088)

Class C Shares:
Issued	309,200	1,699,414	10,138	41,998	181,644	604,466
Reinvested	—	—	—	—	29,005	60,738
Redeemed	(2,840,461)	(6,546,127)	(23,679)	(52,413)	(241,385)	(608,807)

Change in shares outstanding	(2,531,261)	(4,846,713)	(13,541)	(10,415)	(30,736)	56,397

Class I Shares:
Issued	17,163,777	45,807,193	125,090	215,283	716,015	1,738,613
Reinvested	(12)	8,942	—	190	157,971	327,091
Redeemed	(10,854,197)	(26,843,681)	(36,678)	(125,867)	(499,184)	(1,324,791)

Change in shares outstanding	6,309,568	18,972,454	88,412	89,606	374,802	740,913

See accompanying Notes to Financial Statements.

Page 26	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each year.

For the Six
Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2011	December 31,	December 31,	December 31,	December 31,	December 31,
(Unaudited)	2010	2009	2008	2007	2006

Diamond Hill Small Cap Fund — Class A
Net asset value at beginning of period	$25.80	$21.31	$16.53	$22.53	$25.03	$23.95

Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.05)	(0.01)	0.13	0.08	0.09
Net realized and unrealized gains (losses) on investments	1.05	4.95	4.79	(5.98)	(1.00)	1.60

Total from investment operations	0.99	4.90	4.78	(5.85)	(0.92)	1.69

Less distributions:
Dividends from net investment income	—	—	—	(0.12)	(0.08)	(0.09)
Distributions from net realized gains	—	(0.41)	—	(0.03)	(1.50)	(0.52)

Total distributions	—	(0.41)	—	(0.15)	(1.58)	(0.61)

Net asset value at end of period	$26.79	$25.80	$21.31	$16.53	$22.53	$25.03

Total return(A)	3.84%	22.99%	28.92%	(25.99%)	(3.79%)	7.03%

Net assets at end of period (000s)	$505,510	$501,237	$438,722	$308,832	$315,378	$431,524

Ratio of net expenses to average net assets	1.34	% (D)	1.37%	1.38%	1.35%	1.39%	1.42%
Ratio of net investment income (loss) to average net assets	(0.43	%)(D)	(0.24%)	(0.09%)	0.75%	0.29%	0.38%
Ratio of gross expenses to average net assets	1.34	% (D)	1.37%	1.38%	1.35%	1.39%	1.42%
Portfolio turnover rate(B)	17%	35%	47%	47%	21%	30%

Diamond Hill Small Cap Fund — Class C
Net asset value at beginning of period	$24.14	$20.12	$15.72	$21.44	$24.00	$23.08

Income (loss) from investment operations:
Net investment income (loss)	(0.14)	(0.16)	(0.13)	(0.01)	(0.15)	(0.10)
Net realized and unrealized gains (losses) on investments	0.98	4.59	4.53	(5.68)	(0.91)	1.54

Total from investment operations	0.84	4.43	4.40	(5.69)	(1.06)	1.44

Less distributions:
Distributions from net realized gains	—	(0.41)	—	(0.03)	(1.50)	(0.52)

Total distributions	—	(0.41)	—	(0.03)	(1.50)	(0.52)

Net asset value at end of period	$24.98	$24.14	$20.12	$15.72	$21.44	$24.00

Total return(A)	3.48%	22.01%	27.99%	(26.55%)	(4.51%)	6.23%

Net assets at end of period (000s)	$37,732	$35,093	$23,172	$16,790	$25,158	$35,035

Ratio of net expenses to average net assets	2.09	% (D)	2.12%	2.13%	2.11%	2.14%	2.17%
Ratio of net investment income (loss) to average net assets	(1.17	%)(D)	(0.96%)	(0.83%)	(0.03%)	(0.46%)	(0.37%)
Ratio of gross expenses to average net assets	2.09	% (D)	2.12%	2.13%	2.11%	2.14%	2.17%
Portfolio turnover rate(B)	17%	35%	47%	47%	21%	30%

Diamond Hill Small Cap Fund — Class I
Net asset value at beginning of period	$26.01	$21.41	$16.55	$22.57	$25.08	$23.99

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.00	(C)	0.04	0.17	0.22	0.21
Net realized and unrealized gains (losses) on investments	1.06	5.01	4.83	(5.97)	(1.05)	1.59

Total from investment operations	1.05	5.01	4.87	(5.80)	(0.83)	1.80

Less distributions:
Dividends from net investment income	—	—	(0.01)	(0.19)	(0.18)	(0.19)
Distributions from net realized gains	—	(0.41)	—	(0.03)	(1.50)	(0.52)

Total distributions	—	(0.41)	(0.01)	(0.22)	(1.68)	(0.71)

Net asset value at end of period	$27.06	$26.01	$21.41	$16.55	$22.57	$25.08

Total return	4.04%	23.39%	29.43%	(25.69%)	(3.41%)	7.49%

Net assets at end of period (000s)	$334,211	$312,295	$106,561	$38,967	$32,057	$51,381

Ratio of net expenses to average net assets	1.04	% (D)	1.00%	0.99%	0.98%	0.98%	0.99%
Ratio of net investment income (loss) to average net assets	(0.13	%)(D)	0.20%	0.30%	1.17%	0.69%	0.82%
Ratio of gross expenses to average net assets	1.04	% (D)	1.00%	0.99%	0.98%	0.98%	0.99%
Portfolio turnover rate(B)	17%	35%	47%	47%	21%	30%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Amount is less than $0.005.

(D)	Annualized.
See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 27

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each year.

	For the Six
	Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2011		December 31,		December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2010		2009	2008	2007	2006

Diamond Hill Small-Mid Cap Fund — Class A
Net asset value at beginning of period	$12.56		$10.22		$7.26	$10.50	$10.91	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.04)		0.03	0.10	0.06	0.04
Net realized and unrealized gains (losses) on investments	0.73		2.38		2.93	(3.25)	(0.15)	0.94

Total from investment operations	0.72		2.34		2.96	(3.15)	(0.09)	0.98

Less distributions:
Dividends from net investment income	—		—		—	(0.09)	(0.04)	(0.01)
Distributions from net realized gains	—		(0.00	)(A)	—	—	(0.28)	(0.06)

Total distributions	—		(0.00	)(A)	—	(0.09)	(0.32)	(0.07)

Net asset value at end of period	$13.28		$12.56		$10.22	$7.26	$10.50	$10.91

Total return(B)	5.65%		23.03%		40.77%	(30.01%)	(0.91%)	9.81%

Net assets at end of period (000s)	$21,282		$17,216		$8,616	$7,557	$10,549	$9,608

Ratio of net expenses to average net assets	1.28	% (D)	1.32%		1.33%	1.32%	1.33%	1.21%
Ratio of net investment income (loss) to average net assets	(0.17	%)(D)	(0.17%)		0.17%	1.11%	0.54%	0.49%
Ratio of gross expenses to average net assets	1.28	% (D)	1.32%		1.33%	1.32%	1.34%	1.34%
Portfolio turnover rate(C)	23%		35%		74%	91%	39%	33%

Diamond Hill Small-Mid Cap Fund — Class C
Net asset value at beginning of period	$12.21		$10.00		$7.15	$10.40	$10.85	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.17)		(0.05)		(0.04)	0.04	(0.02)	(0.02)
Net realized and unrealized gains (losses) on investments	0.81		2.26		2.89	(3.22)	(0.15)	0.93

Total from investment operations	0.64		2.21		2.85	(3.18)	(0.17)	0.91

Less distributions:
Dividends from net investment income	—		—		—	(0.07)	—	—
Distributions from net realized gains	—		(0.00	)(A)	—	—	(0.28)	(0.06)

Total distributions	—		(0.00	)(A)	—	(0.07)	(0.28)	(0.06)

Net asset value at end of period	$12.85		$12.21		$10.00	$7.15	$10.40	$10.85

Total return(B)	5.24%		22.14%		39.86%	(30.54%)	(1.65%)	9.08%

Net assets at end of period (000s)	$9,279		$7,417		$4,361	$2,920	$2,388	$2,368

Ratio of net expenses to average net assets	2.03	% (D)	2.07%		2.08%	2.05%	2.08%	2.00%
Ratio of net investment income (loss) to average net assets	(0.92	%)(D)	(0.90%)		(0.59%)	0.48%	(0.21%)	(0.27%)
Ratio of gross expenses to average net assets	2.03	% (D)	2.07%		2.08%	2.05%	2.09%	2.11%
Portfolio turnover rate(C)	23%		35%		74%	91%	39%	33%

Diamond Hill Small-Mid Cap Fund — Class I
Net asset value at beginning of period	$12.61		$10.23		$7.25	$10.50	$10.91	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.02		0.04	0.13	0.09	0.04
Net realized and unrealized gains (losses) on investments	0.73		2.37		2.96	(3.26)	(0.13)	0.98

Total from investment operations	0.74		2.39		3.00	(3.13)	(0.04)	1.02

Less distributions:
Dividends from net investment income	—		(0.01)		(0.02)	(0.12)	(0.09)	(0.05)
Distributions from net realized gains	—		(0.00	)(A)	—	—	(0.28)	(0.06)

Total distributions	—		(0.01)		(0.02)	(0.12)	(0.37)	(0.11)

Net asset value at end of period	$13.35		$12.61		$10.23	$7.25	$10.50	$10.91

Total return	5.87%		23.43%		41.36%	(29.77%)	(0.44%)	10.18%

Net assets at end of period (000s)	$53,045		$44,711		$26,110	$14,815	$18,478	$11,986

Ratio of net expenses to average net assets	0.99	% (D)	0.95%		0.94%	0.93%	0.93%	0.90%
Ratio of net investment income (loss) to average net assets	0.13	% (D)	0.22%		0.54%	1.49%	0.97%	1.01%
Ratio of gross expenses to average net assets	0.99	% (D)	0.95%		0.94%	0.93%	0.94%	0.98%
Portfolio turnover rate(C)	23%		35%		74%	91%	39%	33%

(A)	Amount is less than $0.005.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Annualized.
See accompanying Notes to Financial Statements.

Page 28	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each year.

	For the Six
	Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2011		December 31,		December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2010		2009	2008	2007	2006

Diamond Hill Large Cap Fund — Class A
Net asset value at beginning of period	$14.78		$13.62		$10.47	$16.25	$16.36	$14.44

Income (loss) from investment operations:
Net investment income (loss)	0.08		0.10		0.10	0.15	0.21	0.15
Net realized and unrealized gains (losses) on investments	0.79		1.17		3.06	(5.69)	0.69	2.03

Total from investment operations	0.87		1.27		3.16	(5.54)	0.90	2.18

Less distributions:
Dividends from net investment income	—		(0.11)		(0.01)	(0.14)	(0.19)	(0.14)
Distributions from net realized gains	—		—		—	(0.10)	(0.82)	(0.12)

Total distributions	—		(0.11)		(0.01)	(0.24)	(1.01)	(0.26)

Net asset value at end of period	$15.65		$14.78		$13.62	$10.47	$16.25	$16.36

Total return(A)	5.89%		9.29%		30.21%	(34.06%)	5.42%	15.06%

Net assets at end of period (000s)	$483,264		$459,659		$344,456	$254,688	$309,617	$338,286

Ratio of net expenses to average net assets	1.14	%(D)	1.18%		1.18%	1.16%	1.18%	1.21%
Ratio of net investment income (loss) to average net assets	1.04	%(D)	0.90%		0.91%	1.23%	1.15%	1.32%
Ratio of gross expenses to average net assets	1.14	%(D)	1.18%		1.18%	1.16%	1.19%	1.21%
Portfolio turnover rate(B)	9%		16%		31%	28%	44%	32%

Diamond Hill Large Cap Fund — Class C
Net asset value at beginning of period	$14.29		$13.18		$10.19	$15.84	$15.99	$14.15

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.02		0.02	0.06	0.06	0.06
Net realized and unrealized gains (losses) on investments	0.76		1.09		2.97	(5.55)	0.70	1.95

Total from investment operations	0.78		1.11		2.99	(5.49)	0.76	2.01

Less distributions:
Dividends from net investment income	—		(0.00	)(C)	—	(0.06)	(0.09)	(0.05)
Distributions from net realized gains	—		—		—	(0.10)	(0.82)	(0.12)

Total distributions	—		(0.00	)(C)	—	(0.16)	(0.91)	(0.17)

Net asset value at end of period	$15.07		$14.29		$13.18	$10.19	$15.84	$15.99

Total return(A)	5.46%		8.45%		29.34%	(34.64%)	4.68%	14.18%

Net assets at end of period (000s)	$32,318		$29,274		$25,454	$20,656	$27,084	$22,438

Ratio of net expenses to average net assets	1.89	%(D)	1.93%		1.93%	1.91%	1.93%	1.96%
Ratio of net investment income (loss) to average net assets	0.29	%(D)	0.15%		0.17%	0.48%	0.43%	0.57%
Ratio of gross expenses to average net assets	1.89	%(D)	1.93%		1.93%	1.91%	1.93%	1.96%
Portfolio turnover rate(B)	9%		16%		31%	28%	44%	32%

Diamond Hill Large Cap Fund — Class I
Net asset value at beginning of period	$14.82		$13.65		$10.49	$16.29	$16.40	$14.47

Income (loss) from investment operations:
Net investment income (loss)	0.10		0.13		0.11	0.23	0.25	0.13
Net realized and unrealized gains (losses) on investments	0.78		1.20		3.11	(5.74)	0.73	2.12

Total from investment operations	0.88		1.33		3.22	(5.51)	0.98	2.25

Less distributions:
Dividends from net investment income	—		(0.16)		(0.06)	(0.19)	(0.27)	(0.20)
Distributions from net realized gains	—		—		—	(0.10)	(0.82)	(0.12)

Total distributions	—		(0.16)		(0.06)	(0.29)	(1.09)	(0.32)

Net asset value at end of period	$15.70		$14.82		$13.65	$10.49	$16.29	$16.40

Total return	6.01%		9.72%		30.71%	(33.82%)	5.88%	15.49%

Net assets at end of period (000s)	$686,377		$623,147		$347,998	$141,416	$84,129	$59,182

Ratio of net expenses to average net assets	0.84	%(D)	0.81%		0.79%	0.78%	0.78%	0.78%
Ratio of net investment income (loss) to average net assets	1.34	%(D)	1.29%		1.28%	1.67%	1.60%	1.82%
Ratio of gross expenses to average net assets	0.84	%(D)	0.81%		0.79%	0.78%	0.78%	0.78%
Portfolio turnover rate(B)	9%		16%		31%	28%	44%	32%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Amount is less than $0.005.

(D)	Annualized.
See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 29

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each year.

	For the Six
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2010	2009	2008	2007	2006

Diamond Hill Select Fund — Class A
Net asset value at beginning of period	$9.99		$9.02	$6.82	$10.61	$11.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.07	0.04	0.09	0.12	0.10
Net realized and unrealized gains (losses) on investments	0.48		0.91	2.16	(3.55)	0.53	1.27

Total from investment operations	0.52		0.98	2.20	(3.46)	0.65	1.37

Less Distributions:
Dividends from net investment income	—		(0.01)	—	(0.08)	(0.09)	(0.08)
Distributions from net realized gains	—		—	—	(0.25)	(1.12)	(0.12)

Total distributions	—		(0.01)	—	(0.33)	(1.21)	(0.20)

Net asset value at end of period	$10.51		$9.99	$9.02	$6.82	$10.61	$11.17

Total return(A)	5.21%		10.83%	32.26%	(32.68%)	5.63%	13.66%

Net assets at end of period (000s)	$8,023		$7,437	$6,910	$4,030	$6,841	$10,036

Ratio of net expenses to average net assets	1.24	%(C)	1.28%	1.28%	1.28%	1.29%	1.31%
Ratio of net investment income (loss) to average net assets	0.80	%(C)	0.67%	0.60%	1.10%	0.90%	1.04%
Ratio of gross expenses to average net assets	1.24	%(C)	1.28%	1.28%	1.28%	1.29%	1.32%
Portfolio turnover rate(B)	18%		18%	57%	85%	55%	80%

Diamond Hill Select Fund — Class C
Net asset value at beginning of period	$9.83		$8.94	$6.78	$10.56	$11.16	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.00		(0.01)	0.01	0.02	0.02	0.02
Net realized and unrealized gains (losses) on investments	0.48		0.90	2.15	(3.55)	0.54	1.30

Total from investment operations	0.48		0.89	2.16	(3.53)	0.56	1.32

Less distributions:
Dividends from net investment income	—		—	—	—	(0.04)	(0.04)
Distributions from net realized gains	—		—	—	(0.25)	(1.12)	(0.12)

Total distributions	—		—	—	(0.25)	(1.16)	(0.16)

Net asset value at end of period	$10.31		$9.83	$8.94	$6.78	$10.56	$11.16

Total return(A)	4.88%		9.96%	31.86%	(33.48%)	4.78%	13.11%

Net assets at end of period (000s)	$3,923		$4,254	$3,472	$3,366	$6,912	$5,661

Ratio of net expenses to average net assets	1.99	%(C)	2.03%	2.03%	2.01%	2.03%	2.05%
Ratio of net investment income (loss) to average net assets	0.05	%(C)	(0.08%)	0.07%	0.28%	0.23%	0.32%
Ratio of gross expenses to average net assets	1.99	%(C)	2.03%	2.03%	2.02%	2.04%	2.06%
Portfolio turnover rate(B)	18%		18%	57%	85%	55%	80%

Diamond Hill Select Fund — Class I
Net asset value at beginning of period	$9.98		$9.02	$6.75	$10.59	$11.16	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.07	0.05	0.11	0.13	0.09
Net realized and unrealized gains (losses) on investments	0.48		0.94	2.22	(3.58)	0.57	1.32

Total from investment operations	0.53		1.01	2.27	(3.47)	0.70	1.41

Less distributions:
Dividends from net investment income	—		(0.05)	—	(0.12)	(0.15)	(0.13)
Distributions from net realized gains	—		—	—	(0.25)	(1.12)	(0.12)

Total distributions	—		(0.05)	—	(0.37)	(1.27)	(0.25)

Net asset value at end of period	$10.51		$9.98	$9.02	$6.75	$10.59	$11.16

Total return	5.31%		11.19%	33.63%	(32.85%)	6.10%	14.04%

Net assets at end of period (000s)	$33,961		$31,619	$23,122	$7,489	$4,667	$3,220

Ratio of net expenses to average net assets	0.94	%(C)	0.91%	0.89%	0.87%	0.88%	0.84%
Ratio of net investment (loss) income to average net assets	1.11	%(C)	1.05%	1.29%	1.58%	1.37%	1.47%
Ratio of gross expenses to average net assets	0.94	%(C)	0.91%	0.89%	0.87%	0.89%	0.86%
Portfolio turnover rate(B)	18%		18%	57%	85%	55%	80%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Annualized.
See accompanying Notes to Financial Statements.

Page 30	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each year.

For the Six
Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2011	December 31,	December 31,	December 31,	December 31,	December 31,
(Unaudited)	2010	2009	2008	2007	2006

Diamond Hill Select Fund — Class A
Net asset value at beginning of period	$16.26	$16.31	$13.83	$18.40	$18.57	$16.46

Income (loss) from investment operations:
Net investment income (loss)	0.01	0.00	(A)	0.00	(A)	0.16	0.44	0.26
Net realized and unrealized gains (losses) on investments	0.55	(0.05)	2.48	(4.52)	0.16	2.52

Total from investment operations	0.56	(0.05)	2.48	(4.36)	0.60	2.78

Less distributions:
Dividends from net investment income	—	—	—	(0.15)	(0.42)	(0.25)
Distributions from net realized gains	—	—	—	(0.06)	(0.35)	(0.42)

Total distributions	—	—	—	(0.21)	(0.77)	(0.67)

Net asset value at end of period	$16.82	$16.26	$16.31	$13.83	$18.40	$18.57

Total return(B)	3.44%	(0.31%)	17.93%	(23.65%)	3.14%	16.89%

Net assets at end of period (000s)	$620,348	$698,670	$965,382	$1,110,982	$965,259	$773,161

Ratio of net expenses to average net assets	1.71	%(E)	1.81%	1.85%	1.62%	1.69%	1.77%
Ratio of net investment income (loss) to average net assets	0.09	%(E)	0.01%	0.00	%(D)	0.95%	2.46%	2.15%
Ratio of gross expenses to average net assets	1.71	%(E)	1.81%	1.85%	1.62%	1.69%	1.77%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.44	%(E)	1.48%	1.48%	1.45%	1.48%	1.51%
Portfolio turnover rate(C)	31%	43%	44%	59%	59%	83%

Diamond Hill Long-Short Fund — Class C
Net asset value at beginning of period	$15.37	$15.54	$13.28	$17.65	$17.88	$15.92

Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.19)	(0.12)	0.04	0.27	0.16
Net realized and unrealized gains (losses) on investments	0.58	0.02	2.38	(4.32)	0.16	2.38

Total from investment operations	0.48	(0.17)	2.26	(4.28)	0.43	2.54

Less distributions:
Dividends from net investment income	—	—	—	(0.03)	(0.31)	(0.16)
Distributions from net realized gains	—	—	—	(0.06)	(0.35)	(0.42)

Total distributions	—	—	—	(0.09)	(0.66)	(0.58)

Net asset value at end of period	$15.85	$15.37	$15.54	$13.28	$17.65	$17.88

Total return(B)	3.12%	(1.09%)	17.02%	(24.26%)	2.41%	15.98%

Net assets at end of period (000s)	$144,643	$179,214	$256,445	$278,069	$303,392	$188,550

Ratio of net expenses to average net assets	2.46	%(E)	2.56%	2.60%	2.37%	2.44%	2.52%
Ratio of net investment income (loss) to average net assets	(0.67	%)(E)	(0.73%)	(0.76%)	0.22%	1.72%	1.40%
Ratio of gross expenses to average net assets	2.46	%(E)	2.56%	2.60%	2.37%	2.44%	2.52%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	2.19	%(E)	2.24%	2.23%	2.20%	2.23%	2.26%
Portfolio turnover rate(C)	31%	43%	44%	59%	59%	83%

Diamond Hill Long-Short Fund — Class I
Net asset value at beginning of period	$16.42	$16.42	$13.87	$18.46	$18.63	$16.49

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.04	0.05	0.19	0.48	0.28
Net realized and unrealized gains (losses) on investments	0.57	(0.03)	2.50	(4.51)	0.19	2.59

Total from investment operations	0.60	0.01	2.55	(4.32)	0.67	2.87

Less distributions:
Dividends from net investment income	—	(0.01)	(0.00	)(A)	(0.21)	(0.49)	(0.31)
Distributions from net realized gains	—	—	—	(0.06)	(0.35)	(0.42)

Total distributions	—	(0.01)	(0.00	)(A)	(0.27)	(0.84)	(0.73)

Net asset value at end of period	$17.02	$16.42	$16.42	$13.87	$18.46	$18.63

Total return	3.65%	0.03%	18.39%	(23.36%)	3.59%	17.37%

Net assets at end of period (000s)	$1,191,110	$1,045,686	$733,909	$657,662	$500,425	$290,734

Ratio of net expenses to average net assets	1.41	%(E)	1.46%	1.47%	1.24%	1.29%	1.34%
Ratio of net investment income (loss) to average net assets	0.39	%(E)	0.42%	0.37%	1.33%	2.87%	2.60%
Ratio of gross expenses to average net assets	1.41	%(E)	1.46%	1.47%	1.24%	1.29%	1.34%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.14	%(E)	1.11%	1.10%	1.08%	1.08%	1.08%
Portfolio turnover rate(C)	31%	43%	44%	59%	59%	83%

(A)	Amount is less than $0.005.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Amount is less than 0.005%.

(E)	Annualized.
See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 31

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each year.

For the Six
Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2011	December 31,	December 31,	December 31,	December 31,	December 31,
(Unaudited)	2010	2009	2008	2007	2006

Diamond Hill Select Fund — Class A
Net asset value at beginning of period	$12.18	$10.43	$8.48	$16.20	$20.90	$18.48

Income (loss) from investment operations:
Net investment income (loss)	0.00	0.02	0.16	(D)	0.45	0.49	0.23
Net realized and unrealized gains (losses) on investments	(0.12)	1.73	1.94	(7.74)	(4.04)	2.79

Total from investment operations	(0.12)	1.75	2.10	(7.29)	(3.55)	3.02

Less distributions:
Dividends from net investment income	—	—	(0.15)	(0.42)	(0.47)	(0.24)
Distributions from net realized gains	—	—	—	(0.01)	(0.68)	(0.36)

Total distributions	—	—	(0.15)	(0.43)	(1.15)	(0.60)

Net asset value at end of period	$12.06	$12.18	$10.43	$8.48	$16.20	$20.90

Total return(B)	(0.99%)	16.78%	24.73%	(44.98%)	(17.05%)	16.35%

Net assets at end of period (000s)	$7,931	$8,543	$8,053	$7,596	$27,597	$38,978

Ratio of net expenses to average net assets	1.70	% (E)	1.71%	1.77%	1.85%	1.81%	1.70%
Ratio of net investment income (loss) to average net assets	(0.14	%)(E)	0.09%	1.92%	2.37%	2.17%	1.80%
Ratio of gross expenses to average net assets	1.70	% (E)	1.71%	1.77%	1.85%	1.82%	1.70%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.54	% (E)	1.56%	1.58%	1.56%	1.59%	1.62%
Portfolio turnover rate(C)	25%	60%	85%	74%	55%	45%

Diamond Hill Financial Long-Short Fund — Class C
Net asset value at beginning of period	$11.58	$9.99	$8.12	$15.60	$20.10	$17.84

Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.10)	0.09	(D)	0.21	0.34	0.13
Net realized and unrealized gains (losses) on investments	(0.06)	1.69	1.84	(7.31)	(3.88)	2.63

Total from investment operations	(0.16)	1.59	1.93	(7.10)	(3.54)	2.76

Less distributions:
Dividends from net investment income	—	—	(0.06)	(0.37)	(0.28)	(0.14)
Distributions from net realized gains	—	—	—	(0.01)	(0.68)	(0.36)

Total distributions	—	—	(0.06)	(0.38)	(0.96)	(0.50)

Net asset value at end of period	$11.42	$11.58	$9.99	$8.12	$15.60	$20.10

Total return(B)	(1.38%)	15.92%	23.81%	(45.49%)	(17.68%)	15.47%

Net assets at end of period (000s)	$1,206	$1,381	$1,295	$1,866	$3,287	$4,620

Ratio of net expenses to average net assets	2.45	% (E)	2.46%	2.52%	2.58%	2.56%	2.45%
Ratio of net investment income (loss) to average net assets	(0.90	%)(E)	(0.66%)	1.17%	1.76%	1.42%	1.03%
Ratio of gross expenses to average net assets	2.45	% (E)	2.46%	2.52%	2.58%	2.57%	2.45%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	2.29	% (E)	2.31%	2.35%	2.30%	2.34%	2.37%
Portfolio turnover rate(C)	25%	60%	85%	74%	55%	45%

Diamond Hill Financial Long-Short Fund — Class I(A)
Net asset value at beginning of period	$12.14	$10.37	$8.43	$16.18	20.90

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.08	0.21	(D)	0.63	0.37
Net realized and unrealized gains (losses) on investments	(0.13)	1.71	1.92	(7.89)	(3.83)

Total from investment operations	(0.11)	1.79	2.13	(7.26)	(3.46)

Less distributions:
Dividends from net investment income	—	(0.02)	(0.19)	(0.48)	(0.58)
Distributions from net realized gains	—	—	—	(0.01)	(0.68)

Total distributions	—	(0.02)	(0.19)	(0.49)	(1.26)

Net asset value at end of period	$12.03	$12.14	$10.37	$8.43	$16.18

Total return	(0.91%)	17.29%	25.31%	(44.79%)	(16.61%)

Net assets at end of period (000s)	$2,920	$1,873	$671	$709	$2,464

Ratio of net expenses to average net assets	1.41	% (E)	1.34%	1.38%	1.47%	1.41%
Ratio of net investment income (loss) to average net assets	0.20	% (E)	0.45%	2.45%	2.80%	2.96%
Ratio of gross expenses to average net assets	1.41	% (E)	1.34%	1.38%	1.47%	1.42%
Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.24	% (E)	1.19%	1.19%	1.18%	1.18%
Portfolio turnover rate(C)	25%	60%	85%	74%	55%

(A)	Class I commenced operations on December 31, 2006, and commenced public offering and investment operations on January 3, 2007.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(E)	Annualized.
See accompanying Notes to Financial Statements.

Page 32	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Funds
Financial Highlights
For a share outstanding throughout each year.

	For the Six
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2011		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2010	2009	2008	2007	2006

Diamond Hill Select Fund — Class A
Net asset value at beginning of period	$10.86		$10.15	$8.28	$10.41	$11.71	$11.25

Income (loss) from investment operations:
Net investment income (loss)	0.31		0.64	0.69	0.71	0.68	0.70
Net realized and unrealized gains (losses) on investments	0.14		0.69	1.86	(2.19)	(1.20)	0.42

Total from investment operations	0.45		1.33	2.55	(1.48)	(0.52)	1.12

Less distributions:
Dividends from net investment income	(0.31)		(0.62)	(0.68)	(0.64)	(0.67)	(0.66)
Distributions from net realized gains	—		—	—	—	(0.11)	—
Return of Capital	—		—	—	(0.01)	—	—

Total distributions	(0.31)		(0.62)	(0.68)	(0.65)	(0.78)	(0.66)

Net asset value at end of period	$11.00		$10.86	$10.15	$8.28	$10.41	$11.71

Total return(A)	4.19%		13.33%	32.13%	(14.79%)	(4.78%)	10.26%

Net assets at end of period (000s)	$47,263		$42,360	$41,048	$31,268	$54,435	$49,372

Ratio of net expenses to average net assets	1.02	%(C)	1.06%	1.08%	1.06%	1.08%	1.12%
Ratio of net investment income (loss) to average net assets	5.77	%(C)	5.81%	7.64%	6.60%	6.15%	6.38%
Ratio of gross expenses to average net assets	1.02	%(C)	1.06%	1.08%	1.06%	1.09%	1.12%
Portfolio turnover rate(B)	21%		68%	83%	95%	142%	43%

Diamond Hill Strategic Income Fund — Class C
Net asset value at beginning of period	$10.85		$10.15	$8.27	$10.41	$11.70	$11.24

Income (loss) from investment operations:
Net investment income (loss)	0.28		0.54	0.58	0.65	0.62	0.62
Net realized and unrealized gains (losses) on investments	0.13		0.70	1.91	(2.21)	(1.22)	0.41

Total from investment operations	0.41		1.24	2.49	(1.56)	(0.60)	1.03

Less distributions:
Dividends from net investment income	(0.27)		(0.54)	(0.61)	(0.57)	(0.58)	(0.57)
Distributions from net realized gains	—		—	—	—	(0.11)	—
Return of Capital	—		—	—	(0.01)	—	—

Total distributions	(0.27)		(0.54)	(0.61)	(0.58)	(0.69)	(0.57)

Net asset value at end of period	$10.99		$10.85	$10.15	$8.27	$10.41	$11.70

Total return(A)	3.84%		12.39%	31.34%	(15.51%)	(5.43%)	9.43%

Net assets at end of period (000s)	$24,232		$24,264	$22,120	$14,730	$24,638	$26,908

Ratio of net expenses to average net assets	1.77	%(C)	1.81%	1.83%	1.80%	1.83%	1.87%
Ratio of net investment income (loss) to average net assets	5.03	%(C)	5.06%	6.88%	5.87%	5.35%	5.63%
Ratio of gross expenses to average net assets	1.77	%(C)	1.81%	1.83%	1.81%	1.84%	1.87%
Portfolio turnover rate(B)	21%		68%	83%	95%	142%	43%

Diamond Hill Strategic Income Fund — Class I
Net asset value at beginning of period	$10.84		$10.13	$8.26	$10.40	$11.69	$11.23

Income (loss) from investment operations:
Net investment income (loss)	0.33		0.64	0.73	0.70	0.71	0.73
Net realized and unrealized gains (losses) on investments	0.13		0.72	1.85	(2.15)	(1.17)	0.44

Total from investment operations	0.46		1.36	2.58	(1.45)	(0.46)	1.17

Less distributions:
Dividends from net investment income	(0.33)		(0.65)	(0.71)	(0.68)	(0.72)	(0.71)
Distributions from net realized gains	—		—	—	—	(0.11)	—
Return of Capital	—		—	—	(0.01)	—	—

Total distributions	(0.33)		(0.65)	(0.71)	(0.69)	(0.83)	(0.71)

Net asset value at end of period	$10.97		$10.84	$10.13	$8.26	$10.40	$11.69

Total return	4.26%		13.77%	32.69%	(14.55%)	(4.31%)	10.74%

Net assets at end of period (000s)	$81,989		$76,893	$64,407	$50,185	$70,205	$54,302

Ratio of net expenses to average net assets	0.72	%(C)	0.69%	0.69%	0.67%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets	6.07	%(C)	6.18%	8.05%	7.05%	6.62%	6.89%
Ratio of gross expenses to average net assets	0.72	%(C)	0.69%	0.69%	0.68%	0.68%	0.68%
Portfolio turnover rate(B)	21%		68%	83%	95%	142%	43%

(A)	Total returns shown exclude the effect of applicable sales charges.

(B)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(C)	Annualized.
See accompanying Notes to Financial Statements.

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 33

Diamond Hill Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)
Organization
The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust.
The Funds offer three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price except for Strategic Income Fund which is 3.50%. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.
Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Security valuation — The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other investment companies are valued at their reported net asset value. Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Approximately 0.5% of the Strategic Income Fund’s net assets are being valued using estimates provided by the Fair Value Committee. The Fair Value Committee relied heavily upon analysis of the Strategic Income Fund’s portfolio manager in the absence of readily ascertainable market values. These values may differ from the values that would have been used had a ready market for these securities existed, and the differences could be material.
The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 —	quoted prices in active markets for identical securities

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Page 34	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2011:

		Level 2 —
	Level 1 —	Other Significant
	Quoted Prices	Observable Inputs
Investments in Securities: (Assets)
Small Cap Fund
Common Stocks*	$748,067,932	$—
Registered Investment Companies	131,458,802	—
Repurchase Agreements	—	97,488,055

Total	879,526,734	97,488,055
Small-Mid Cap Fund
Common Stocks*	75,830,173	—
Registered Investment Companies	7,582,491	—
Repurchase Agreements	—	9,313,701

Total	83,412,664	9,313,701
Large Cap Fund
Common Stocks*	1,187,010,954	—
Registered Investment Companies	20,644,527	—
Repurchase Agreements	—	29,577,025

Total	1,207,655,481	29,577,025
Select Fund
Common Stocks*	45,280,712	—
Registered Investment Companies	605,073	—
Repurchase Agreements	—	1,168,359

Total	45,885,785	1,168,359
Long-Short Fund
Common Stocks*	1,686,524,182	—
Registered Investment Companies	274,709,914	—
Repurchase Agreements	—	91,107,894

Total	1,961,234,096	91,107,894
Financial Long-Short Fund
Common Stocks*	10,421,241	—
Preferred Stocks*	231,910	—
Corporate Bonds*	—	99,628
Registered Investment Companies	1,174,461	—
Repurchase Agreements	—	534,874

Total	11,827,612	634,502
Strategic Income Fund
Preferred Stocks*	1,542,835	105,035
Corporate Bonds*	—	136,332,759
Collateralized Debt Obligations	—	699,075
Registered Investment Companies	12,478,830	—
Repurchase Agreements	—	1,644,183

Total	14,021,665	138,781,052

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 35

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2011 (Unaudited)

		Level 2 —
	Level 1 —	Other Significant
	Quoted Prices	Observable Outputs
Investment in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	$(440,943,370)	—
Exchange Traded Funds	(39,655,818)	—

Total	(480,599,188)	—
Financial Long-Short Fund
Common Stocks*	(688,921)	—

*	See Schedule of Investments and Schedule of Securities Sold Short for industry classification.
There were no significant transfers in and out of Levels 1, 2, or 3 during the six months ended June 30, 2011 and the Funds held no Level 3 securities at June 30, 2011.
New accounting pronouncement — In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.
Short sales — The Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Deposits with brokers for securities sold short” on the Statements of Assets & Liabilities.
Securities lending — Under the terms of the securities lending agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), JPMorgan is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs and other charges incurred by each Fund with JPMorgan. Any remaining securities lending revenue is then paid to the Funds as securities lending income.
On June 30, 2011, the collateral value was less than 100% of the value of the securities on loan for the Small Cap Fund and the Small-Mid Cap Fund due to the timing of a corporation action for a security on loan at month end and the related end of day valuation and collateral analysis. Consistent with the Funds’ securities lending procedures, additional collateral was received the next business day to fully collateralize this security in the Funds.
As of June 30, 2011, the value of securities loaned and the collateral held were as follows:

	Fair Value	Fair Value of
	of Securities Loaned	Collateral Received
Small Cap Fund	$102,135,175	$97,488,055
Small-Mid Cap Fund	9,865,009	9,313,701
Large Cap Fund	29,400,955	29,577,025
Select Fund	1,137,583	1,168,359
Long-Short Fund	90,090,561	91,107,894
Financial Long-Short Fund	521,429	534,874
Strategic Income Fund	1,613,031	1,644,183

Page 36	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2011 (Unaudited)
Security transactions — Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (REITS) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.
Share valuation — The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.
Federal income taxes — Each Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2007 through 2010) and have concluded that no provision for income tax is required in their financial statements.
Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Strategic Income Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, and Financial Long-Short Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for pay down gains and losses on mortgage-backed securities, expiring capital loss carry-forwards, and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.
Investment Transactions
For the six months ended June 30, 2011 the purchases and sales (including maturities) of investment securities (excluding short-term securities and U.S. government obligations) were as follows:

	Purchase	Sales
Small Cap Fund	$137,264,022	$123,367,913
Small-Mid Cap Fund	28,647,689	16,109,043
Large Cap Fund	159,605,002	99,959,835
Select Fund	9,589,195	7,682,271
Long-Short Fund	525,413,709	695,081,431
Financial Long-Short Fund	2,841,914	2,771,354
Strategic Income Fund	30,896,642	28,954,666
The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. No portion of the

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 37

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2011 (Unaudited)
commissions paid during the period was used to purchase so-called “soft dollar” services as defined in Section 28(e) of the Securities Exchange Act of 1934.The Funds paid the following commissions during the six months ended June 30, 2011:

		Total Commissions
		Used to Pay for	Commissions as a %
	Total Commissions	Soft Dollars Services	of Average Net Assets
Small Cap Fund	$211,255	$—	0.02%
Small-Mid Cap Fund	38,036	—	0.05%
Large Cap Fund	134,636	—	0.01%
Select Fund	11,576	—	0.03%
Long-Short Fund	570,377	—	0.03%
Financial Long-Short Fund	3,716	—	0.03%
Strategic Income Fund	—	—	0.00%
Investment Advisory Fees and Other Transactions with Affiliates
The Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund, Long-Short Fund, Financial Long-Short Fund, and Strategic Income Fund each receive investment management and advisory services from Diamond Hill Capital Management, Inc. (“DHCM”) under management agreements that provide for fees to be paid at an annual rate of 0.80%, 0.75%, 0.60%, 0.70%, 0.90%, 1.00%, and 0.50% of the Funds’ average daily net assets, respectively. The advisory agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM (“Administrator”) is paid a fee at an annual rate of 0.26% for Class A and Class C Shares and 0.24% for Class I shares of each class’ average daily net assets. Prior to March 1, 2011, the fees paid by Class A, Class C, and Class I shares were paid at an annual rate of 0.30%, 0.30% and 0.19% of each classes’ average daily net assets, respectively. These administrative fees are used to pay most of the Funds’ operating expenses except advisory, distribution, custody, brokerage, taxes, interest, and dividend expense on securities sold short and extraordinary expenses.
Pursuant to rule 12b-1 of the 1940 Act, each Fund has adopted a distribution plan (together, the “Plans”). Under the Plans, Class A shares pay a distribution fee at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay a distribution and shareholder-servicing fee at an annual rate of 0.75% and 0.25%, respectively, of Class C average daily net assets. Class I shares are not subject to any distribution or shareholder-servicing fees. The Trust entered into a Distribution Agreement on behalf of the Funds with BHIL Distributors, Inc. (“Distributor”), an affiliate of DHCM. Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.
For the six months ended June 30, 2011, the Distributor received the following amounts in sales commissions from the sales of Class A shares of the Funds as follows:

Small Cap Fund	$8,041
Small-Mid Cap Fund	1,568
Large Cap Fund	5,458
Select Fund	1,624
Long-Short Fund	8,591
Financial Long-Short Fund	2,418
Strategic Income Fund	2,587
DHCM, as the financing agent for Class C shares, received contingent deferred sales charges relating to the redemptions of Class C shares of the Funds for the six months ended June 30, 2011 as follows:

Small Cap Fund	$702
Small-Mid Cap Fund	51
Large Cap Fund	1,794
Select Fund	35
Long-Short Fund	4,674
Financial Long-Short Fund	420
Strategic Income Fund	457

Page 38	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2011 (Unaudited)
Certain officers of the Trust are affiliated with DHCM or the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.
Trustee Fees
The Independent Trustees are compensated for their services to the Funds by Diamond Hill Capital Management as part of the administration services agreement. The Independent Trustees were paid $76,000 in fees during the six months ended June 30, 2011.
Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Federal Tax Information
The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations which may differ from GAAP. The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets, as items such as short-term capital gains are treated as ordinary income for tax purposes.
The tax character of distributions paid during the latest tax years ending 2010 and 2009 was as follows:

	Small Cap Fund		Small-Mid Cap Fund		Large Cap Fund		Select Fund

	2010	2009	2010	2009	2010	2009	2010	2009

Distributions paid from:
Ordinary income	$—	$54,353	$47,033	$47,498	$9,712,140	$1,909,846	$160,824	$—
Long-term capital gains	12,949,544	—	20,259	—	—	—	—	—

Total distributions	$12,949,544	$54,353	$67,292	$47,498	$9,712,140	$909,846	$160,824	$—

	Long-Short Fund		Financial Long-Short Fund		Strategic Income Fund

	2010	2009	2010	2009	2010	2009

Distributions paid from:
Ordinary income	$334,787	$19,506	$3,500	$149,149	$8,282,495	$7,974,351
Long-term capital gains	—	—	—	—	—	—

Total distributions	$334,787	$19,506	$3,500	$149,149	$8,282,495	$7,974,351

The following components of accumulated earnings (deficit) computed on a tax basis as of the latest tax year ended December 31, 2010:

	Small	Small-Mid	Large	Select
	Cap Fund	Cap Fund	Cap Fund	Fund

Tax cost of portfolio investments	$799,223,282	$65,297,711	$968,915,343	$38,183,144

Gross unrealized appreciation	166,520,300	12,657,947	166,120,228	6,341,358
Gross unrealized depreciation	(20,846,458)	(812,727)	(18,764,181)	(679,514)

Net unrealized appreciation	145,673,842	11,845,220	147,356,047	5,661,844
Undistributed ordinary income	—	8,693	3,339,169	305,599
Undistributed capital gains	3,936,820	533,705	—	—
Capital loss carryforwards	—	—	(75,155,759)	(1,394,212)
Post-October losses	—	—	—	—
Other temporary differences	—	—	—	—

Accumulated earnings	$149,610,662	$12,387,618	$75,539,457	$4,573,231

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 39

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2011 (Unaudited)

		Financial	Strategic
	Long-Short	Long-Short	Income
	Fund	Fund	Fund

Tax cost of portfolio investments	$1,576,377,207	$11,107,374	$146,700,386

Gross unrealized appreciation	380,851,386	2,053,560	8,094,470
Gross unrealized depreciation	(187,232,865)	(236,134)	(3,794,594)

Net unrealized appreciation	193,618,521	1,817,426	4,299,876
Undistributed ordinary income	2,198,193	2,549	80,145
Capital loss carryforwards	(588,182,583)	(14,334,127)	(17,410,085)
Post-October losses	(13,578,153)	—	(1,369,481)

Accumulated deficit	$(405,944,022)	$(12,514,152)	$(14,399,545)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, investments in REIT and contributed securities.
As of the latest tax year ended December 31, 2010, the Funds had net capital loss carryforwards expiring as follows:

		Expires
	Amount	December 31,

Large Cap Fund	$33,876,572	2016
	41,279,187	2017

	$75,155,759

Select Fund	$1,397,212	2017

	1,397,212

Long-Short Fund	$101,454,175	2016
	417,551,311	2017
	69,177,097	2018

	$588,182,583

Financial Long-Short Fund	$7,793,999	2016
	6,540,128	2017

	$14,334,127

Strategic Income Fund	$12,138,231	2016
	5,271,854	2017

	$17,410,085

The Funds also elected to defer until their subsequent tax year capital losses incurred after October 31, 2010.The capital loss carryforwards and “Post-October” losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year.
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Tax Information” section of the notes to financial statements beginning in 2011 reporting periods.

Page 40	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2011 (Unaudited)
As of June 30, 2011, the Fund’s federal tax cost of investment securities and net unrealized appreciation (depreciation) were as follows:

				Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)

Small Cap Fund	$832,030,637	$165,165,086	$(20,180,834)	$144,984,252
Small-Mid Cap Fund	81,016,789	12,803,726	(1,094,150)	11,709,576
Large Cap Fund	1,053,507,513	193,327,824	(9,602,831)	183,724,993
Select Fund	40,620,409	6,802,848	(369,113)	6,433,735
Long-Short Fund	1,688,351,344	385,824,995	(21,834,349)	363,990,646
Financial Long-Short Fund	11,234,314	1,564,872	(337,072)	1,227,800
Strategic Income Fund	147,804,934	8,520,236	(3,522,453)	4,997,783
Subsequent Events
The Funds evaluated events from June 30, 2011 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 41

Diamond Hill Funds
Other Items
June 30, 2011 (Unaudited)
Proxy Voting
The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-888-226-5595 or on the Securities and Exchange Commission’s website at www.sec.gov.
Portfolio Disclosure
The Trust files a complete listing of portfolio holdings as of the end of the first and third quarters of each fiscal year on Form N-Q and each second and fourth quarters of each fiscal year on Form N-CSR. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-888-226-5595. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Monthly portfolio holdings are also available on www.diamond-hill.com.
Trustee Approval of Investment Advisory Agreements
The Trustees of Diamond Hill Funds (the “Trust”), at a regularly scheduled meeting on May 16, 2011, by a unanimous vote, approved the Management Agreements between the Trust and Diamond Hill Capital Management, Inc. (the “Adviser”), for each series of the Trust (each separately, a “Fund”). The Trustees discussed the following factors, on a Fund-by-Fund basis, in connection with the Trust’s Management Agreements (“investment advisory agreements”):
a)	The nature, extent and quality of the services provided by the Adviser under the investment advisory agreements, including a review of the investment advisory agreements themselves, the services provided thereunder, the fee formula, fees paid, expenses assumed and termination provisions. The Trustees reviewed the trailing five year performance history of each fund as of March 31, 2011, noting that six of the seven funds beat their benchmark and that two Funds ranked in the 1st quartile of their respective peer group, one ranked in the 2nd quartile and four in the 3rd quartile. The Trustees also noted that the Adviser continued to invest significant resources in its investment team, by growing its research team to 18 associates over the last six years to help enhance the delivery of portfolio management services to the Funds.

b)	The reasonableness of the investment advisory fees, with the Trustees noting that the contract rates under the investment advisory agreements as of March 31, 2011 were at or below the mean and median rates of comparable funds within each Fund’s respective peer group.

c)	The reasonableness of the total expenses, with the Trustees noting that the total expenses of each class of shares of each of the Funds were below the mean and median total expenses of comparable funds within each Fund’s respective peer group.

d)	With limited exceptions, investment advisory fees charged by the Adviser to the Funds were comparable to the investment advisory fees the Adviser charges to its other similarly managed accounts (i.e. hedge funds and separate accounts).

e)	The reasonableness of each Fund’s profitability to the Adviser, including the Adviser’s methodology for calculating its profitability, with the Trustees noting that the Adviser’s pre-tax profit margin on the investment advisory agreements of each Fund represented a fair and entrepreneurial profit for managing the Fund. The Trustees also noted the Adviser (who is also the Administrator) has a history of voluntarily reducing its fees under the Administration Agreement when asset growth allows for the sharing of the economies of scale realized by the Administrator.

f)	The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, with the Trustees noting that the current asset size of the Funds, the current advisory fee for each Fund, and other relevant factors did not warrant additional consideration of fee breakpoints for the Funds at the current time.

Page 42	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Funds
Other Items (Continued)
June 30, 2011 (Unaudited)
g)	The ancillary benefits received by the Adviser as a result of its relationship with the Funds. The Trustees considered that the Adviser is the Administrator to the Funds (under the Administration Agreement) and is expected to earn fees from the Funds for providing administrative services. The fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered revenue and expenses of the Administrator for providing financing arrangements related to the payment of commissions to financial intermediaries for the sale of C Shares of the Funds.
Having considered (1) the nature, extent and quality of the services provided by the Adviser under the investment advisory agreements, including long-term performance, (2) the reasonableness of the investment advisory fees compared to those paid by comparable mutual funds, (3) the reasonableness of the total expenses compared to those paid by comparable mutual funds, (4) the reasonableness of fees charged to other similar clients of the Adviser, (5) the reasonableness of each Fund’s profitability to the Adviser under each investment advisory agreement, (6) the extent to which economies of scale could and should be shared by the Adviser with the Funds, and (7) the ancillary benefits received by the Adviser, as discussed more fully above, the Trustees, all of whom qualify as Independent Trustees under the 1940 Act, concluded it was appropriate to renew the investment advisory agreements.

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 43

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)
As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges (loads) as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or other fees that may apply, such as fees for low balance accounts. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at January 1, 2011 and held for the entire period from January 1, 2011 through June 30, 2011.
The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

							Funds
	Account value		Account value		Expenses paid		annualized
	at the beginning		at the end		during		expense
	of the period ($)		of the period ($)		the period ($)*		ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual

Small Cap Fund
Class A	1,000.00	1,000.00	1,038.40	1,018.15	6.77	6.71	1.34
Class C	1,000.00	1,000.00	1,034.80	1,014.43	10.54	10.44	2.09
Class I	1,000.00	1,000.00	1,040.40	1,019.64	5.26	5.21	1.04
Small-Mid Cap Fund
Class A	1,000.00	1,000.00	1,056.50	1,018.45	6.53	6.41	1.28
Class C	1,000.00	1,000.00	1,052.40	1,014.73	10.33	10.14	2.03
Class I	1,000.00	1,000.00	1,058.70	1,019.89	5.05	4.96	0.99
Large Cap Fund
Class A	1,000.00	1,000.00	1,058.90	1,019.14	5.82	5.71	1.14
Class C	1,000.00	1,000.00	1,054.60	1,015.42	9.63	9.44	1.89
Class I	1,000.00	1,000.00	1,060.10	1,020.63	4.29	4.21	0.84
Select Fund
Class A	1,000.00	1,000.00	1,052.10	1,018.65	6.31	6.21	1.24
Class C	1,000.00	1,000.00	1,048.80	1,014.93	10.11	9.94	1.99
Class I	1,000.00	1,000.00	1,053.10	1,020.13	4.79	4.71	0.94
Long-Short Fund
Class A	1,000.00	1,000.00	1,034.40	1,016.31	8.63	8.55	1.71
Class C	1,000.00	1,000.00	1,031.20	1,012.60	12.39	12.28	2.46
Class I	1,000.00	1,000.00	1,036.50	1,017.80	7.12	7.05	1.41

Page 44	Diamond Hill Funds Semi-Annual Report June 30, 2011

Diamond Hill Funds
Schedule of Shareholder Expenses (Continued)
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)

							Fund’s
	Account value		Account value		Expenses paid		annualized
	at the beginning		at the end		during		expense
	of the period ($)		of the period ($)		the period ($)*		ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual

Financial Long-Short Fund
Class A	1,000.00	1,000.00	990.10	1,016.36	8.39	8.30	1.70
Class C	1,000.00	1,000.00	986.20	1,012.65	12.07	12.23	2.45
Class I	1,000.00	1,000.00	990.90	1,017.80	6.96	7.05	1.41
Strategic Income Fund
Class A	1,000.00	1,000.00	1,041.90	1,019.74	5.16	5.11	1.02
Class C	1,000.00	1,000.00	1,038.40	1,016.02	8.95	8.85	1.77
Class I	1,000.00	1,000.00	1,042.60	1,021.22	3.65	3.61	0.72

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/ 365] (to reflect the one-half year period).
You can find more information about the Fund’s expenses, including annual expense ratios for historical periods in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

Diamond Hill Funds Semi-Annual Report June 30, 2011	Page 45

Diamond Hill® funds

325 John H. McConnell Blvd., Suite 200
Columbus, Ohio 43215

614.255.3333
www.diamond-hill.com

Investment Adviser
Diamond Hill Capital Management, Inc.

Distributor
BHIL Distributors, Inc.

For additional information, call:
Diamond Hill Funds
TOLL FREE 888.226.5595

Item 2. Code of Ethics.
Not required for Semi-Annual report filings.
Item 3. Audit Committee Financial Expert.
Not required for Semi-Annual report filings.
Item 4. Principal Accountant Fees and Services.
Not required for Semi-Annual report filings.
Item 5. Audit Committee of Listed Companies.
Not applicable.
Item 6. Schedule of Investments.
a) The Schedule of Investments is included in the report to shareholders filed under Item 1 of this Form.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a) Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1)	Not required for Semi-Annual report filings.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications required by Item 12(b) of Form N-CSR are furnished herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Diamond Hill Funds

By (Signature and Title)

/s/ James F. Laird, Jr.

James F. Laird, Jr.
President
Date: September 7, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird, Jr.

James F. Laird, Jr.
President

Date: September 7, 2011

By (Signature and Title)

/s/ Trent M. Statczar

Trent M. Statczar
Treasurer
Date: September 7, 2011